UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

July 31, 2017

MFS® GLOBAL HIGH YIELD FUND

HYO-SEM

MFS® GLOBAL HIGH YIELD FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting fears of creeping populism. Emerging market economies are experiencing a more tepid recovery amid concerns that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.5%
Building	5.1%
Telecommunications – Wireless	4.7%
Medical & Health Technology & Services	4.5%
Metals & Mining	4.2%

Composition including fixed income credit quality (a)(i)
BBB	3.8%
BB	47.2%
B	39.8%
CCC	6.7%
CC	0.1%
C	0.1%
Not Rated	(1.0)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.3%
Other	0.8%

Portfolio facts (i)
Average Duration (d)	3.7
Average Effective Maturity (m)	8.6 yrs.

Issuer country weightings (i)(x)
United States	55.0%
United Kingdom	5.6%
Brazil	4.6%
Canada	3.4%
France	2.8%
Germany	2.5%
Russia	2.4%
Italy	2.3%
Mexico	2.3%
Other Countries	19.1%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2017 through July 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2017 through July 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/17	Ending Account Value 7/31/17	Expenses Paid During Period (p) 2/01/17-7/31/17
A	Actual	1.05%	$1,000.00	$1,042.14	$5.32
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,039.89	$9.10
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,038.26	$9.10
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,045.08	$4.06
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,039.90	$9.10
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,042.48	$6.58
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,042.14	$5.32
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,043.35	$4.05
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.70%	$1,000.00	$1,045.66	$3.55
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class R2 shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 38.1%
Issuer	Shares/Par		Value ($)
Aerospace - 0.4%
TA Aerospace, 3.625%, 4/15/2023 (n)	EUR	1,225,000	$1,492,530

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.691%, 12/10/2049		$2,500,000	$156,250
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		1,643,108	262,897
LB Commercial Conduit Mortgage Trust, FRN, 0.987%, 2/18/2030 (i)		40,192	0
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)		400,464	3,804

			$422,951
Automotive - 2.4%
Aston Martin Capital Holdings Ltd., 6.5%, 4/15/2022 (n)		$1,455,000	$1,513,200
IHO Verwaltungs GbmH, 3.75%, 9/15/2026 (n)	EUR	1,200,000	1,484,471
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,105,000	1,530,834
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024	EUR	1,055,000	1,353,130
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	EUR	530,000	635,570
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (z)	EUR	905,000	1,085,266
Schaeffler Finance B.V., 3.25%, 5/15/2025 (n)	EUR	905,000	1,144,994
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$400,000	420,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		705,000	736,725

			$9,904,190
Broadcasting - 0.5%
United Group B.V., 4.375%, 7/01/2022 (z)	EUR	1,027,000	$1,215,690
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	550,000	689,700

			$1,905,390
Building - 2.1%
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		$918,000	$782,595
Cimpor Financial Operations B.V., 5.75%, 7/17/2024		725,000	618,063
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		1,864,000	1,957,014
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,755,000	1,809,844
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,407,620
Titan Global Finance PLC, 3.5%, 6/17/2021	EUR	365,000	462,307
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,627,000	1,696,148

			$8,733,591

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 0.3%
Worldpay Finance PLC, 3.75%, 11/15/2022 (n)	EUR	479,000	$632,250
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	540,000	712,766

			$1,345,016
Cable TV - 3.0%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$400,000	$423,750
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,975,000	2,189,880
Altice Finco S.A., 8.125%, 1/15/2024 (n)		278,000	301,630
Cogeco Communications, Inc., 4.875%, 5/01/2020 (n)		1,135,000	1,163,375
LGE Holdco VI B.V., 7.125%, 5/15/2024	EUR	380,000	508,324
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)		$755,000	1,009,959
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,160,000	1,565,237
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	215,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,695,338
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	504,400
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,620,000	1,727,325
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	1,117,359

			$12,421,577
Chemicals - 1.2%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025 (n)	EUR	1,435,000	$1,807,049
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,664,000	1,747,200
SPCM S.A., 2.875%, 6/15/2023	EUR	720,000	870,448
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	647,000	782,194

			$5,206,891
Conglomerates - 0.7%
Colfax Corp., 3.25%, 5/15/2025 (n)	EUR	800,000	$969,816
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,755,000	1,783,958

			$2,753,774
Construction - 0.5%
Buzzi Unicem S.p.A., 2.125%, 4/28/2023	EUR	1,100,000	$1,364,836
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	37,500
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	72,750
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	415,809
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	231,038

			$2,121,933
Consumer Services - 0.3%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$1,332,000	$1,395,137

Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 5/15/2023	EUR	1,260,000	$1,586,468

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)	$1,211,000	$1,277,605

		$2,864,073
Emerging Market Quasi-Sovereign - 2.9%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$606,000	$630,240
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 12/31/2049	910,000	943,852
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/2022	1,640,000	1,709,700
KazAgro National Management Holding, 4.625%, 5/24/2023	1,400,000	1,377,748
KazMunayGas National Co., 4.75%, 4/19/2027 (n)	1,200,000	1,192,500
Petrobras Global Finance B.V., 8.375%, 5/23/2021	1,211,000	1,362,375
Petrobras Global Finance B.V., 8.75%, 5/23/2026	71,000	83,425
Petrobras Global Finance B.V., 6.125%, 1/17/2022	113,000	118,752
Petrobras Global Finance B.V., 6.25%, 3/17/2024	1,080,000	1,125,900
SB Capital S.A., 5.125%, 10/29/2022	1,115,000	1,151,942
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	1,672,000	1,838,364
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)	600,000	646,523

		$12,181,321
Emerging Market Sovereign - 2.6%
Dominican Republic, 7.5%, 5/06/2021 (n)	$790,000	$874,925
Dominican Republic, 5.875%, 4/18/2024 (n)	111,000	119,325
Federative Republic of Brazil, 6%, 4/07/2026	1,830,000	2,008,425
Federative Republic of Brazil, 5.625%, 1/07/2041	1,280,000	1,258,240
Government of Ukraine, 7.75%, 9/01/2024	853,000	852,121
Republic of Argentina, 7.5%, 4/22/2026	1,354,000	1,457,581
Republic of Argentina, 6.875%, 1/26/2027	1,472,000	1,513,216
Republic of Ecuador, 10.5%, 3/24/2020 (n)	1,446,000	1,532,760
Republic of Sri Lanka, 6.125%, 6/03/2025	1,143,000	1,187,184

		$10,803,777
Energy - Independent - 0.0%
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)	$528,000	$158
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	1,000,000	300
Seven Generations Energy, 8.25%, 5/15/2020 (n)	140,000	146,300

		$146,758
Energy - Integrated - 1.1%
Inkia Energy Ltd., 8.375%, 4/04/2021	$1,597,000	$1,642,515
LUKOIL International Finance B.V., 4.563%, 4/24/2023	1,655,000	1,702,657
Raizen Fuels Finance S.A., 5.3%, 1/20/2027 (n)	1,200,000	1,233,000

		$4,578,172

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 0.7%
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,105,000	$1,512,610
Intrum Justitia AB, 3.125%, 7/15/2024 (z)	EUR	1,350,000	1,614,615

			$3,127,225
Food & Beverages - 1.5%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,575,000	$1,672,461
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	599,213
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		979,000	976,553
JBS Investments GmbH, 7.25%, 4/03/2024		538,000	523,205
Marb Bondco PLC, 7%, 3/15/2024 (n)		1,571,000	1,556,547
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		760,000	789,450

			$6,117,429
Gaming & Lodging - 0.7%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,350,000	$1,686,810
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,141,468

			$2,828,278
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 12/31/2049	EUR	1,100,000	$1,451,470

Machinery & Tools - 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$620,000	$666,500
CNH Industrial Finance Europe S.A., 2.875%, 5/17/2023	EUR	2,260,000	2,899,371
Loxam SAS, 7%, 7/23/2022	EUR	1,700,000	2,124,804

			$5,690,675
Major Banks - 1.7%
Barclays PLC, 8% to 12/15/2020, FRN to 12/31/2049	EUR	1,445,000	$1,918,000
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	2,058,486
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	1,850,000	2,274,718
UBS AG, 6.875%, 12/31/2049		$710,000	778,338

			$7,029,542
Medical & Health Technology & Services - 0.2%
Quintiles IMS Holdings, Inc., 3.25%, 3/15/2025 (n)	EUR	645,000	$784,444

Metals & Mining - 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)		$2,540,000	$2,705,100
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		475,000	501,125
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	206,000
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	222,425

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		$150,000	$157,350
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		150,000	163,500
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,348,861

			$5,304,361
Network & Telecom - 1.0%
Columbus International, Inc., 7.375%, 3/30/2021 (n)		$1,387,000	$1,480,623
Columbus International, Inc., 7.375%, 3/30/2021		200,000	213,500
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		2,240,000	2,469,600

			$4,163,723
Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)		$1,423,095	$502,353

Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$275,000	$289,438

Other Banks & Diversified Financials - 1.0%
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	900,000	$1,121,476
Credit Bank of Moscow PJSC, 7.5% to 10/05/2022, FRN to 10/05/2027 (n)		$1,256,000	1,236,999
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)		407,000	492,979
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,400,000	1,365,112

			$4,216,566
Pharmaceuticals - 0.8%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024 (n)	EUR	545,000	$690,337
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024	EUR	550,000	696,670
Grifols S.A., 3.2%, 5/01/2025 (n)	EUR	1,680,000	2,018,616

			$3,405,623
Pollution Control - 0.3%
Paprec Holding S.A., 5.25%, 4/01/2022 (n)	EUR	920,000	$1,138,946

Railroad & Shipping - 0.4%
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)		$1,580,000	$1,643,042

Restaurants - 0.3%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022 (n)	GBP	1,085,000	$1,467,452

Retailers - 1.1%
AA Bond Co. Ltd., 5.5%, 7/31/2022 (n)	GBP	545,000	$744,241
AA Bond Co. Ltd., 5.5%, 7/31/2022	GBP	395,000	539,404

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	$1,364,803
Kirk Beauty Zero GmbH, 6.25%, 7/15/2022 (n)	EUR	600,000	767,990
Maxeda DIY Holding B.V., 6.125%, 7/15/2022 (z)	EUR	949,000	1,151,753
Parfümerie Douglas GmbH, 6.25%, 7/15/2022	EUR	100,000	127,998

			$4,696,189
Supermarkets - 0.3%
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FRN to 12/31/2049	EUR	1,200,000	$1,445,420

Telecommunications - Wireless - 2.1%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$1,130,000	$1,200,625
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		200,000	219,000
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,436,000	1,395,792
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	326,081
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	382,500
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,314,000	1,366,836
MTS International Funding Ltd., 5%, 5/30/2023 (n)		2,138,000	2,180,760
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		1,550,000	1,663,941

			$8,735,535
Transportation - Services - 1.4%
Delhi International Airport, 6.125%, 10/31/2026		$1,470,000	$1,569,225
Europcar Groupe S.A., 5.75%, 6/15/2022	EUR	1,080,000	1,353,885
JSL Europe S.A., 7.75%, 7/26/2024 (n)		$914,000	913,429
Navios South American Logistics, Inc., 7.25%, 5/01/2022		335,000	326,206
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	964,013
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		773,000	768,656

			$5,895,414
Utilities - Electric Power - 2.6%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (z)		$1,050,000	$1,050,555
Drax Finco PLC, 4.25%, 5/01/2022 (n)	GBP	945,000	1,274,947
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		$955,000	1,150,775
Genneia S.A., 8.75%, 1/20/2022		1,084,000	1,144,617
Greenko Dutch B.V., 8%, 8/01/2019 (n)		1,060,000	1,102,400
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		1,749,000	1,747,251
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,261,000	1,324,050
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		1,730,000	1,924,625

			$10,719,220
Total Bonds (Identified Cost, $156,698,893)			$158,929,426

11

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.1%
Issuer	Shares/Par	Value ($)
Energy - Independent - 0.1%
Frontera Energy Corp. (Identified Cost, $463,979) (a)	13,255	$365,838

Underlying Affiliated Funds - 61.1%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $273,154,871)	27,048,018	$254,792,330

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.08% (v) (Identified Cost, $1,081,125)	1,081,161	$1,081,161
Total Investments (Identified Cost, $431,398,868)		$415,168,755

Other Assets, Less Liabilities - 0.4%		1,461,379
Net Assets - 100.0%		$416,630,134

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $88,937,108, representing 21.3% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The unaudited semiannual report for MFS High Yield Pooled Portfolio as of July 31, 2017 has been included as Appendix A.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Azure Power Energy Ltd., 5.5%, 11/03/2022	7/27/17	$1,049,717	$1,050,555
Intrum Justitia AB, 3.125%, 7/15/2024	6/16/17	1,524,435	1,614,615
Maxeda DIY Holding B.V., 6.125%, 7/15/2022	7/13/17	1,095,572	1,151,753
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	50,299	3,804
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	3/09/17	957,716	1,085,266
United Group B.V., 4.375%, 7/01/2022	7/13/17	1,173,959	1,215,690
Total Restricted Securities			$6,121,683
% of Net assets			1.5%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
EUR 911,230	USD 1,044,965	Deutsche Bank AG	8/10/2017	$34,206

Liability Derivatives
USD 53,188,671	EUR 46,986,350	Goldman Sachs International	8/10/2017	$(2,457,345)
USD 534,956	GBP 417,972	Goldman Sachs International	8/10/2017	(16,661)
USD 1,021,219	CAD 1,375,000	Merrill Lynch International	8/10/2017	(81,794)
USD 11,337,750	GBP 8,781,975	Merrill Lynch International	8/10/2017	(252,226)

				$(2,808,026)

At July 31, 2017, the fund had cash collateral of $260,000 to cover any collateral or margin obligations for derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $157,162,872)	$159,295,264
Underlying affiliated funds, at value (identified cost, $274,235,996)	255,873,491
Total investments, at value (identified cost, $431,398,868)	$415,168,755
Cash	34,037
Restricted cash for forward foreign currency exchange contracts	260,000
Receivables for
Forward foreign currency exchange contracts	34,206
Investments sold	3,719,589
Fund shares sold	868,744
Interest	2,052,538
Receivable from investment adviser	12,530
Other assets	62,668
Total assets	$422,213,067
Liabilities
Payables for
Distributions	$212,405
Forward foreign currency exchange contracts	2,808,026
Investments purchased	1,049,717
Fund shares reacquired	1,168,886
Payable to affiliates
Shareholder servicing costs	188,894
Distribution and service fees	14,100
Payable for independent Trustees’ compensation	2,173
Deferred country tax expense payable	83,527
Accrued expenses and other liabilities	55,205
Total liabilities	$5,582,933
Net assets	$416,630,134
Net assets consist of
Paid-in capital	$501,580,625
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $30,298 deferred country tax)	(19,007,850)
Accumulated net realized gain (loss) on investments and foreign currency	(65,546,495)
Accumulated distributions in excess of net investment income	(396,146)
Net assets	$416,630,134
Shares of beneficial interest outstanding	66,407,237

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$212,159,447	33,817,557	$6.27
Class B	12,954,536	2,061,276	6.28
Class C	60,427,536	9,640,857	6.27
Class I	99,187,327	15,804,984	6.28
Class R1	61,125	9,728	6.28
Class R2	224,310	35,693	6.28
Class R3	9,767,393	1,556,994	6.27
Class R4	7,482,350	1,187,106	6.30
Class R6	14,366,110	2,293,042	6.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.55 [100 / 95.75 x $6.27]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from underlying affiliated funds	$8,000,707
Interest	4,324,889
Foreign taxes withheld	(608)
Total investment income	$12,324,988
Expenses
Management fee	$1,360,246
Distribution and service fees	660,936
Shareholder servicing costs	270,404
Administrative services fee	38,721
Independent Trustees’ compensation	5,679
Custodian fee	33,471
Shareholder communications	39,640
Audit and tax fees	40,823
Legal fees	11,439
Miscellaneous	82,709
Total expenses	$2,544,068
Fees paid indirectly	(2,543)
Reduction of expenses by investment adviser and distributor	(213,101)
Net expenses	$2,328,424
Net investment income (loss)	$9,996,564
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(308,168)
Underlying affiliated funds	(1,527,792)
Foreign currency	(2,384,285)
Net realized gain (loss) on investments and foreign currency	$(4,220,245)
Change in unrealized appreciation (depreciation)
Investments (net of $5,747 decrease in deferred country tax)	$14,304,692
Translation of assets and liabilities in foreign currencies	(2,548,869)
Net unrealized gain (loss) on investments and foreign currency translation	$11,755,823
Net realized and unrealized gain (loss) on investments and foreign currency	$7,535,578
Change in net assets from operations	$17,532,142

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/17	Year ended 1/31/17
	(unaudited)
From operations
Net investment income (loss)	$9,996,564	$22,515,092
Net realized gain (loss) on investments and foreign currency	(4,220,245)	(6,447,787)
Net unrealized gain (loss) on investments and foreign currency translation	11,755,823	47,656,940
Change in net assets from operations	$17,532,142	$63,724,245
Distributions declared to shareholders
From net investment income	$(10,558,670)	$(23,939,460)
Change in net assets from fund share transactions	$(19,671,085)	$(21,314,057)
Total change in net assets	$(12,697,613)	$18,470,728
Net assets
At beginning of period	429,327,747	410,857,019
At end of period (including accumulated distributions in excess of net investment income of $396,146 and undistributed net investment income of $165,960, respectively)	416,630,134	$429,327,747

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/17		Years ended 1/31
Class A			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.17		$5.62	$6.32	$6.57	$6.64	$6.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.32	$0.33	$0.36	$0.38	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.57	(0.66)	(0.23)	(0.06)	0.35
Total from investment operations	$0.26		$0.89	$(0.33)	$0.13	$0.32	$0.77
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.37)	$(0.38)	$(0.39)	$(0.43)
Net asset value, end of period (x)	$6.27		$6.17	$5.62	$6.32	$6.57	$6.64
Total return (%) (r)(s)(t)(x)	4.21	(n)	16.19	(5.54)	1.97	5.00	12.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.13	1.12	1.11	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.85	(a)	5.37	5.38	5.42	5.84	6.54
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$212,159		$235,889	$226,692	$281,874	$366,654	$412,834

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class B			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.18		$5.63	$6.33	$6.59	$6.65	$6.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.29	$0.31	$0.33	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.57	(0.67)	(0.24)	(0.05)	0.35
Total from investment operations	$0.23		$0.85	$(0.38)	$0.07	$0.28	$0.72
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.32)	$(0.33)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$6.28		$6.18	$5.63	$6.33	$6.59	$6.65
Total return (%) (r)(s)(t)(x)	3.82	(n)	15.32	(6.23)	1.06	4.37	11.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	1.91	1.88	1.87	1.86	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.09	(a)	4.62	4.62	4.65	5.08	5.77
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$12,955		$14,772	$16,518	$23,026	$27,959	$33,338

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class C			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.16		$5.61	$6.32	$6.56	$6.63	$6.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.29	$0.31	$0.33	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.57	(0.68)	(0.22)	(0.06)	0.35
Total from investment operations	$0.24		$0.85	$(0.39)	$0.09	$0.27	$0.72
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.32)	$(0.33)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$6.27		$6.16	$5.61	$6.32	$6.56	$6.63
Total return (%) (r)(s)(t)(x)	3.99	(n)	15.35	(6.41)	1.36	4.21	11.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	1.91	1.88	1.88	1.86	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.11	(a)	4.63	4.64	4.66	5.10	5.79
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$60,428		$65,782	$65,213	$81,975	$93,058	$99,786

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class I			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.17		$5.62	$6.33	$6.58	$6.65	$6.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	$0.35	$0.37	$0.40	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.58	(0.67)	(0.22)	(0.06)	0.35
Total from investment operations	$0.28		$0.91	$(0.32)	$0.15	$0.34	$0.79
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.40)	$(0.41)	$(0.45)
Net asset value, end of period (x)	$6.28		$6.17	$5.62	$6.33	$6.58	$6.65
Total return (%) (r)(s)(x)	4.51	(n)	16.47	(5.45)	2.23	5.26	13.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.91	0.88	0.87	0.86	0.89
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.08	(a)	5.59	5.61	5.61	6.05	6.74
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$99,187		$92,227	$84,620	$130,780	$85,542	$70,977

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class R1			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.18		$5.63	$6.33	$6.58	$6.65	$6.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.29	$0.31	$0.33	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.57	(0.67)	(0.23)	(0.06)	0.35
Total from investment operations	$0.23		$0.85	$(0.38)	$0.08	$0.27	$0.72
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.32)	$(0.33)	$(0.34)	$(0.39)
Net asset value, end of period (x)	$6.28		$6.18	$5.63	$6.33	$6.58	$6.65
Total return (%) (r)(s)(x)	3.82	(n)	15.32	(6.23)	1.21	4.22	11.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	1.91	1.88	1.87	1.86	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.08	(a)	4.62	4.65	4.65	5.07	5.70
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$61		$103	$163	$227	$236	$207

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class R2			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.18		$5.63	$6.33	$6.59	$6.65	$6.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.31	$0.32	$0.34	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.57	(0.67)	(0.23)	(0.06)	0.35
Total from investment operations	$0.25		$0.88	$(0.35)	$0.11	$0.31	$0.75
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.35)	$(0.37)	$(0.37)	$(0.42)
Net asset value, end of period (x)	$6.28		$6.18	$5.63	$6.33	$6.59	$6.65
Total return (%) (r)(s)(x)	4.08	(n)	15.88	(5.75)	1.57	4.90	12.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	(a)	1.41	1.38	1.37	1.36	1.39
Expenses after expense reductions (f)(h)	1.30	(a)	1.30	1.30	1.30	1.30	1.30
Net investment income (loss)	4.56	(a)	5.10	5.16	5.14	5.57	6.22
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$224		$211	$175	$248	$232	$253

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class R3			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.17		$5.62	$6.32	$6.57	$6.64	$6.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.32	$0.33	$0.36	$0.38	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.57	(0.66)	(0.23)	(0.06)	0.36
Total from investment operations	$0.26		$0.89	$(0.33)	$0.13	$0.32	$0.76
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.37)	$(0.38)	$(0.39)	$(0.43)
Net asset value, end of period (x)	$6.27		$6.17	$5.62	$6.32	$6.57	$6.64
Total return (%) (r)(s)(x)	4.21	(n)	16.19	(5.54)	1.97	5.00	12.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.13	1.13	1.11	1.12
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.83	(a)	5.35	5.39	5.41	5.83	6.06
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$9,767		$9,012	$7,153	$7,722	$7,751	$7,588

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class R4			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.20		$5.65	$6.36	$6.62	$6.69	$6.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	$0.35	$0.37	$0.40	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.57	(0.67)	(0.23)	(0.06)	0.39
Total from investment operations	$0.27		$0.91	$(0.32)	$0.14	$0.34	$0.84
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.40)	$(0.41)	$(0.45)
Net asset value, end of period (x)	$6.30		$6.20	$5.65	$6.36	$6.62	$6.69
Total return (%) (r)(s)(x)	4.33	(n)	16.42	(5.39)	2.09	5.27	13.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.90	0.87	0.87	0.85	0.89
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.06	(a)	5.58	5.58	5.60	6.05	6.98
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$7,482		$6,996	$6,495	$3,690	$1,542	$1,431

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/17		Years ended 1/31
Class R6 (y)			2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.16		$5.61	$6.32	$6.57	$6.63	$6.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	$0.34	$0.38	$0.40	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.57	(0.66)	(0.22)	(0.05)	0.35
Total from investment operations	$0.28		$0.91	$(0.32)	$0.16	$0.35	$0.79
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.41)	$(0.41)	$(0.45)
Net asset value, end of period (x)	$6.27		$6.16	$5.61	$6.32	$6.57	$6.63
Total return (%) (r)(s)(x)	4.57	(n)	16.61	(5.37)	2.33	5.51	13.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.81	0.76	0.77	0.77	0.97
Expenses after expense reductions (f)(h)	0.70	(a)	0.70	0.70	0.70	0.72	0.90
Net investment income (loss)	5.14	(a)	5.72	5.64	5.74	6.14	6.89
Portfolio turnover	15	(n)	16	16	18	38	48
Net assets at end of period (000 omitted)	$14,366		$4,336	$3,829	$561	$381	$112

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares. Class R6 shares do not pay a 12b-1 distribution fee or sub-accounting costs.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2017, 61.1% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2017 has been included as Appendix A, and should be read in conjunction with the fund’s financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative

28

Notes to Financial Statements (unaudited) – continued

investments. Management has completed its evaluation of the Rule’s Regulation S-X amendments and believes that the fund’s financial statement presentation will be in compliance for reporting periods ending after August 1, 2017.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and

29

Notes to Financial Statements (unaudited) – continued

other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

30

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$365,838	$—	$—	$365,838
Non-U.S. Sovereign Debt	—	24,436,569	—	24,436,569
U.S. Corporate Bonds	—	8,995,538	—	8,995,538
Commercial Mortgage-Backed Securities	—	160,055	—	160,055
Asset-Backed Securities (including CDOs)	—	262,896	—	262,896
Foreign Bonds	—	125,074,368	—	125,074,368
Mutual Funds	255,873,491	—	—	255,873,491
Total Investments	$256,239,329	$158,929,426	$—	$415,168,755

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$34,206	$—	$34,206
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,808,026)	—	(2,808,026)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

31

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$34,206	$(2,808,026)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(2,380,802)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(2,602,351)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations.

32

Notes to Financial Statements (unaudited) – continued

Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked

33

Notes to Financial Statements (unaudited) – continued

Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/17
Ordinary income (including any short-term capital gains)	$23,939,460

35

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/17
Cost of investments	$431,569,078
Gross appreciation	9,797,782
Gross depreciation	(26,198,105)
Net unrealized appreciation (depreciation)	$(16,400,323)

As of 1/31/17
Undistributed ordinary income	2,424,357
Capital loss carryforwards	(58,973,264)
Other temporary differences	(2,567,352)
Net unrealized appreciation (depreciation)	(32,807,704)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/18	$(45,531,096)

Post-enactment losses which are characterized as follows:
Short-Term	$(2,660,481)
Long-Term	(10,781,687)
Total	$(13,442,168)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

36

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/17	Year ended 1/31/17
Class A	$5,434,061	$13,448,258
Class B	298,568	789,546
Class C	1,369,603	3,292,712
Class I	2,845,481	5,293,379
Class R1	2,146	5,840
Class R2	5,813	10,660
Class R3	237,258	459,431
Class R4	196,850	396,171
Class R6	168,890	243,463
Total	$10,558,670	$23,939,460

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period February 1, 2017 through May 30, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion to $2.5 billion and 0.55% of average daily net assets in excess of $2.5 billion. This written agreement terminated on May 30, 2017. For the period February 1, 2017 through May 30, 2017, the fund’s average daily net assets did not exceed $1.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

Effective May 31, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1.5 billion of average daily net assets	0.65%
Next $1.0 billion of average daily net assets	0.60%
Average daily net assets in excess of $2.5 billion	0.55%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2017, this management fee reduction amounted to $16,223, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses

37

Notes to Financial Statements (unaudited) – continued

associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2019. For the six months ended July 31, 2017, this reduction amounted to $194,194, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,975 for the six months ended July 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$265,680
Class B	0.75%	0.25%	1.00%	1.00%	68,401
Class C	0.75%	0.25%	1.00%	1.00%	314,137
Class R1	0.75%	0.25%	1.00%	1.00%	491
Class R2	0.25%	0.25%	0.50%	0.49%	599
Class R3	—	0.25%	0.25%	0.25%	11,628
Total Distribution and Service Fees					$660,936

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2017, this rebate amounted to $2,328, $31, $319, and $6 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

38

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2017, were as follows:

Amount
Class A	$607
Class B	9,342
Class C	1,463

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2017, the fee was $36,379, which equated to 0.0174% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $234,025.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $95 and is included in “Independent Trustees’ compensation” in the

39

Notes to Financial Statements (unaudited) – continued

Statement of Operations for the six months ended July 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $2,158 at July 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2017, the fee paid by the fund under this agreement was $392 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
6/29/16	Class R5	8,637	$51,219

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
3/16/16	Class I	138,221	$797,537

At July 31, 2017, MFS held approximately 93% of the outstanding shares of Class R1.

(4) Portfolio Securities

For the six months ended July 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $61,704,911 and $90,002,729, respectively.

40

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/17		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,388,696	$27,318,518	7,727,768	$45,900,469
Class B	45,665	284,497	189,176	1,132,729
Class C	352,150	2,189,700	711,729	4,268,584
Class I	5,896,072	36,638,617	6,863,331	41,039,813
Class R1	308	1,925	842	4,989
Class R2	11,875	73,591	11,393	68,779
Class R3	162,224	1,011,672	329,521	1,978,508
Class R4	227,985	1,416,407	298,214	1,804,867
Class R6	1,676,687	10,447,827	167,958	1,004,112
	12,761,662	$79,382,754	16,299,932	$97,202,850

Shares issued to shareholders in reinvestment of distributions
Class A	712,432	$4,448,508	1,890,792	$11,339,798
Class B	44,751	279,998	124,139	745,498
Class C	189,484	1,182,246	442,726	2,654,029
Class I	436,422	2,726,311	832,348	5,000,080
Class R1	343	2,146	973	5,840
Class R2	804	5,032	1,737	10,450
Class R3	37,992	237,244	76,457	459,189
Class R4	31,372	196,842	65,692	396,168
Class R6	12,493	78,116	8,536	51,142
	1,466,093	$9,156,443	3,443,400	$20,662,194

Shares reacquired
Class A	(9,518,542)	$(59,070,731)	(11,735,267)	$(70,310,675)
Class B	(419,065)	(2,612,837)	(858,012)	(5,133,384)
Class C	(1,573,604)	(9,800,578)	(2,100,968)	(12,518,844)
Class I	(5,471,632)	(34,084,818)	(7,806,820)	(46,546,823)
Class R1	(7,536)	(47,285)	(14,174)	(82,088)
Class R2	(11,074)	(69,077)	(10,179)	(61,887)
Class R3	(103,874)	(647,636)	(218,457)	(1,309,490)
Class R4	(200,606)	(1,254,778)	(385,543)	(2,304,856)
Class R6	(100,105)	(622,542)	(155,165)	(911,054)
	(17,406,038)	$(108,210,282)	(23,284,585)	$(139,179,101)

41

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/17		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	(4,417,414)	$(27,303,705)	(2,116,707)	$(13,070,408)
Class B	(328,649)	(2,048,342)	(544,697)	(3,255,157)
Class C	(1,031,970)	(6,428,632)	(946,513)	(5,596,231)
Class I	860,862	5,280,110	(111,141)	(506,930)
Class R1	(6,885)	(43,214)	(12,359)	(71,259)
Class R2	1,605	9,546	2,951	17,342
Class R3	96,342	601,280	187,521	1,128,207
Class R4	58,751	358,471	(21,637)	(103,821)
Class R6	1,589,075	9,903,401	21,329	144,200
	(3,178,283)	$(19,671,085)	(3,541,253)	$(21,314,057)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2017, the fund’s commitment fee and interest expense were $1,491 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

42

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	30,764,069	1,598,661	(5,314,712)	27,048,018
MFS Institutional Money Market Portfolio	6,785,401	53,151,957	(58,856,197)	1,081,161

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(1,528,262)	$—	$7,980,471	$254,792,330
MFS Institutional Money Market Portfolio	470	—	20,236	1,081,161

Total	$(1,527,792)	$—	$8,000,707	$255,873,491

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $3,030,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

43

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,143,292,292.602	81,666,809.253
John A. Caroselli	5,142,083,705.059	82,875,402.956
Maureen R. Goldfarb	5,147,580,093.111	77,379,008.774
David H. Gunning	5,130,747,244.761	94,211,877.094
Michael Hegarty	5,138,308,267.148	86,650,840.867
John P. Kavanaugh	5,145,198,911.798	79,760,196.217
Robert J. Manning	5,144,882,738.176	80,076,369.839
Clarence Otis, Jr.	5,141,028,114.888	83,931,001.158
Maryanne L. Roepke	5,153,606,820.921	71,352,280.935
Robin A. Stelmach	5,150,556,155.639	74,402,946.216
Laurie J. Thomsen	5,146,363,456.901	78,595,644.954

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

45

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

46

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

47

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

48

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

49

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

50

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

APPENDIX A

SEMIANNUAL REPORT

July 31, 2017

MFS® HIGH YIELD

POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting fears of creeping populism. Emerging market economies are experiencing a more tepid recovery amid concerns that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.4%
Medical & Health Technology & Services	7.1%
Energy – Independent	5.9%
Building	4.9%
Metals & Mining	4.8%

Composition including fixed income credit quality (a)(i)
BBB	3.1%
BB	43.8%
B	40.8%
CCC	9.1%
Not Rated	(1.7)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.4%
Other	2.3%

Portfolio facts (i)
Average Duration (d)	3.5
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2017 through July 31, 2017

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2017 through July 31, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/17	Ending Account Value 7/31/17	Expenses Paid During Period (p) 2/01/17-7/31/17
Actual	0.02%	$1,000.00	$1,045.56	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.4%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Dae Funding LLC, 5%, 8/01/2024 (z)	$5,380,000	$5,494,300
KLX, Inc., 5.875%, 12/01/2022 (n)	5,650,000	5,939,563
TransDigm, Inc., 6%, 7/15/2022	875,000	914,375
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,541,519
TransDigm, Inc., 6.375%, 6/15/2026	3,420,000	3,573,900

		$19,463,657
Automotive - 2.0%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$6,064,000	$6,276,240
Gates Global LLC, 6%, 7/15/2022 (n)	5,510,000	5,627,088
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	5,765,000	5,873,094
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	4,016,250
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	3,295,000	3,443,275

		$25,235,947
Broadcasting - 2.8%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$1,675,000	$1,725,250
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,665,000	4,834,106
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	4,165,000	4,310,775
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	3,220,000	3,574,200
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,215,000	1,324,350
Match Group, Inc., 6.375%, 6/01/2024	4,115,000	4,480,206
Netflix, Inc., 5.875%, 2/15/2025	6,360,000	7,123,200
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,315,000	2,343,938
WMG Acquisition Corp., 5%, 8/01/2023 (z)	1,535,000	1,588,725
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	4,625,000	4,752,188

		$36,056,938
Building - 4.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$4,115,000	$4,372,188
Allegion PLC, 5.875%, 9/15/2023	2,530,000	2,723,545
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	4,185,000	4,321,013
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	5,200,000	5,603,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021	3,675,000	3,799,031
HD Supply, Inc., 5.75%, 4/15/2024 (n)	4,695,000	5,029,519
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)	5,010,000	5,437,904
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,475,000	5,803,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	3,840,000	4,041,600
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,355,000	5,723,156

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	$6,650,000	$6,965,875
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	1,475,000	1,515,563

		$55,335,894
Business Services - 2.7%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$5,455,000	$5,673,200
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	1,500,000	1,518,750
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025 (z)	2,995,000	3,107,313
CDK Global, Inc., 4.875%, 6/01/2027 (n)	5,115,000	5,255,663
Equinix, Inc., 4.875%, 4/01/2020	3,450,000	3,543,150
Equinix, Inc., 5.375%, 1/01/2022	1,825,000	1,911,688
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,709,200
Equinix, Inc., 5.75%, 1/01/2025	1,020,000	1,096,500
First Data Corp., 5%, 1/15/2024 (n)	9,125,000	9,490,000

		$34,305,464
Cable TV - 7.3%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$7,355,000	$7,791,703
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	4,565,000	4,838,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	9,070,000	9,523,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	7,330,000	7,714,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,409,469
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	4,310,000	4,633,250
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	2,474,000	2,517,295
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	7,325,000	7,801,125
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,852,273
DISH DBS Corp., 5.875%, 11/15/2024	3,560,000	3,861,710
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,800,000	1,552,500
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,363,244
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,534,930
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,230,000	2,341,500
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,569,850
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,905,000	6,370,019
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,970,000	2,068,500
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	3,222,000	3,342,825
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,182,000
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,330,000	1,418,113
Videotron Ltd., 5.125%, 4/15/2027 (n)	5,240,000	5,397,200
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,285,350

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	$3,060,000	$3,182,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	3,940,000	4,077,900

		$93,630,381
Chemicals - 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,030,000	$4,160,975
Chemours Co., 6.625%, 5/15/2023	3,855,000	4,139,730
Chemours Co., 7%, 5/15/2025	1,590,000	1,772,850
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,708,000	2,843,400
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	4,940,000	5,625,425
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,060,000	3,205,350
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,040,000	5,418,000

		$27,165,730
Computer Software - 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$3,945,000	$4,394,059
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	4,070,000	4,268,413
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	4,745,000	5,053,425
VeriSign, Inc., 4.75%, 7/15/2027 (z)	1,402,000	1,423,030
VeriSign, Inc., 4.625%, 5/01/2023	4,940,000	5,075,850
VeriSign, Inc., 5.25%, 4/01/2025	1,345,000	1,432,425

		$21,647,202
Computer Software - Systems - 1.9%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,195,000	$2,403,525
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,634,455
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	5,215,000	5,449,675
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	5,615,000	5,867,675
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,380,000	4,653,750
Western Digital Corp., 10.5%, 4/01/2024	4,010,000	4,746,838

		$24,755,918
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/2022 (n)	$7,855,000	$8,129,925
EnerSys, 5%, 4/30/2023 (n)	7,975,000	8,194,313
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	710,000	741,063
Enpro Industries, Inc., 5.875%, 9/15/2022	5,185,000	5,411,844
Entegris, Inc., 6%, 4/01/2022 (n)	4,579,000	4,794,854
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	5,205,000	5,387,175

		$32,659,174

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$537,837
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	435,058

		$972,895
Consumer Products - 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$4,120,000	$4,439,300
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,300,000	3,390,750
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,139,550
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,145,000	4,435,150

		$13,404,750
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/2021	$5,125,000	$5,599,063
Interval Acquisition Corp., 5.625%, 4/15/2023	7,635,000	7,940,400
Mobile Mini, Inc., 5.875%, 7/01/2024	4,385,000	4,582,325
Monitronics International, Inc., 9.125%, 4/01/2020	4,105,000	3,848,438
Service Corp. International, 5.375%, 5/15/2024	2,735,000	2,902,519
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,075,000	6,211,688

		$31,084,433
Containers - 4.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$5,535,000	$5,770,238
Berry Global Group, Inc., 6%, 10/15/2022	3,685,000	3,915,313
Crown American LLC, 4.5%, 1/15/2023	4,163,000	4,402,373
Crown American LLC, 4.25%, 9/30/2026 (n)	3,100,000	3,123,250
Multi-Color Corp., 6.125%, 12/01/2022 (n)	6,067,000	6,355,183
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,622,000	5,818,770
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,607,375
Reynolds Group, 5.125%, 7/15/2023 (n)	3,445,000	3,625,863
Reynolds Group, 7%, 7/15/2024 (n)	3,310,000	3,578,938
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,236,400
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,385,000	1,480,219
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,253,500
Signode Industrial Group, 6.375%, 5/01/2022 (n)	3,425,000	3,579,125
Silgan Holdings, Inc., 5.5%, 2/01/2022	565,000	579,125
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	3,195,000	3,290,850

		$54,616,522
Electrical Equipment - 0.5%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$1,475,000	$1,554,281
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,355,000	4,365,888

		$5,920,169

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,185,000	$3,463,688
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,690,000	3,883,725

		$7,347,413
Energy - Independent - 5.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$5,450,000	$5,722,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	6,855,000	6,812,156
Consol Energy, Inc., 5.875%, 4/15/2022	2,470,000	2,480,806
Consol Energy, Inc., 8%, 4/01/2023	4,475,000	4,754,688
Continental Resources, Inc., 4.5%, 4/15/2023	8,665,000	8,448,375
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,855,000	6,059,925
Gulfport Energy Corp., 6%, 10/15/2024 (n)	4,370,000	4,315,375
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	1,665,000	1,662,919
Laredo Petroleum, Inc., 6.25%, 3/15/2023	5,400,000	5,568,750
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	6,345,000	6,511,556
Rice Energy, Inc., 7.25%, 5/01/2023	2,815,000	3,022,606
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,825,000	2,952,125
Seven Generations Energy, 6.75%, 5/01/2023 (z)	4,005,000	4,205,250
SM Energy Co., 6.75%, 9/15/2026	6,855,000	6,820,725
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,085,000	4,792,613

		$74,130,369
Entertainment - 1.6%
Cedar Fair LP, 5.375%, 6/01/2024	$2,490,000	$2,614,500
Cedar Fair LP, 5.375%, 4/15/2027 (n)	3,065,000	3,233,575
Cinemark USA, Inc., 5.125%, 12/15/2022	3,135,000	3,232,969
Cinemark USA, Inc., 4.875%, 6/01/2023	3,660,000	3,722,220
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	8,070,000	8,211,225

		$21,014,489
Financial Institutions - 2.8%
Aircastle Ltd., 5.125%, 3/15/2021	$1,465,000	$1,552,900
Aircastle Ltd., 5.5%, 2/15/2022	4,345,000	4,714,325
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	3,076,150
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	5,715,000	5,861,304
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,800,000	1,845,000
Navient Corp., 7.25%, 1/25/2022	6,465,000	7,079,175
Navient Corp., 7.25%, 9/25/2023	2,350,000	2,571,018
Navient Corp., 6.125%, 3/25/2024	2,196,000	2,278,350
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	7,045,000	7,172,691

		$36,150,913

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 2.7%
Aramark Services, Inc., 4.75%, 6/01/2026	$4,655,000	$4,874,204
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	5,125,000	5,387,656
JBS Investments GmbH, 7.25%, 4/03/2024	2,370,000	2,304,825
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	6,505,000	6,456,213
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,680,000	2,797,250
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,771,970
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	5,265,000	5,646,713
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,670,000	5,918,063

		$35,156,894
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$2,069,000	$1,065,535

Gaming & Lodging - 2.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$4,805,000	$5,034,919
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,675,000	5,050,169
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	817,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	3,990,000	4,134,638
MGM Resorts International, 6.625%, 12/15/2021	4,270,000	4,803,750
MGM Resorts International, 6%, 3/15/2023	3,185,000	3,527,388
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	4,875,000	4,978,594
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,775,000	2,858,250

		$31,205,208
Industrial - 0.4%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$5,330,000	$5,556,525

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,075,000	$2,158,000
Centene Corp., 6.125%, 2/15/2024	3,770,000	4,099,875

		$6,257,875
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,095,000	$5,477,125
CNH Industrial Capital LLC, 4.375%, 11/06/2020	6,635,000	6,950,163
CNH Industrial N.V., 4.5%, 8/15/2023	3,050,000	3,233,000
H&E Equipment Services Co., 7%, 9/01/2022	4,950,000	5,123,250

		$20,783,538
Major Banks - 1.2%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$4,172,000	$4,599,630
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	3,785,000	4,106,725

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
UBS AG, 6.875%, 12/29/2049	$5,590,000	$6,128,038

		$14,834,393
Medical & Health Technology & Services - 6.7%
AmSurg Corp., 5.625%, 7/15/2022	$3,820,000	$3,963,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	5,230,000	4,484,725
DaVita, Inc., 5.125%, 7/15/2024	1,100,000	1,130,938
DaVita, Inc., 5%, 5/01/2025	5,590,000	5,672,732
HCA, Inc., 7.5%, 2/15/2022	5,845,000	6,750,975
HCA, Inc., 5.875%, 3/15/2022	4,270,000	4,722,620
HCA, Inc., 5%, 3/15/2024	8,140,000	8,640,610
HCA, Inc., 5.375%, 2/01/2025	8,055,000	8,578,575
HCA, Inc., 5.875%, 2/15/2026	2,030,000	2,212,700
HealthSouth Corp., 5.125%, 3/15/2023	4,385,000	4,494,625
HealthSouth Corp., 5.75%, 11/01/2024	4,015,000	4,095,300
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	3,390,000	3,491,700
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	5,100,000	5,342,250
Quorum Health Corp., 11.625%, 4/15/2023	4,500,000	3,735,000
Tenet Healthcare Corp., 8%, 8/01/2020	2,538,000	2,579,243
Tenet Healthcare Corp., 8.125%, 4/01/2022	6,095,000	6,558,220
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	4,245,000	4,271,531
Universal Health Services, Inc., 7.625%, 8/15/2020	4,930,000	5,016,275

		$85,741,269
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$4,090,000	$4,320,063
Teleflex, Inc., 5.25%, 6/15/2024	2,965,000	3,098,425
Teleflex, Inc., 4.875%, 6/01/2026	2,525,000	2,600,750

		$10,019,238
Metals & Mining - 4.7%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$1,580,000	$1,639,250
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	4,400,000	4,532,000
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	845,000	869,294
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	7,372,000	7,998,620
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	4,545,000	4,391,606
GrafTech International Co., 6.375%, 11/15/2020	3,735,000	3,398,850
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,870,000	5,174,375
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	3,740,000	3,725,975
Kinross Gold Corp., 5.125%, 9/01/2021	2,535,000	2,692,643
Kinross Gold Corp., 5.95%, 3/15/2024	2,985,000	3,253,650
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,665,000	1,746,585
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,045,000	2,229,050
Novelis Corp., 5.875%, 9/30/2026 (z)	6,825,000	7,183,313

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Steel Dynamics, Inc., 5.125%, 10/01/2021	$1,725,000	$1,776,750
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	749,700
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,135,000	4,424,450
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	471,410
TMS International Corp., 7.625%, 10/15/2021 (n)	4,030,000	4,221,425

		$60,478,946
Midstream - 4.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$6,835,000	$6,988,788
DCP Midstream LP, 4.95%, 4/01/2022	2,122,000	2,177,703
DCP Midstream LP, 5.6%, 4/01/2044	1,440,000	1,368,000
DCP Midstream LP, 3.875%, 3/15/2023	2,620,000	2,554,500
Energy Transfer Equity LP, 7.5%, 10/15/2020	6,855,000	7,746,150
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,933,000	6,313,816
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,180,000	5,651,623
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	6,390,000	7,115,297
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,590,131
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	2,800,000	2,887,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	8,850,000	9,181,875
Williams Cos., Inc., 4.55%, 6/24/2024	5,585,000	5,787,456

		$60,362,839
Network & Telecom - 1.7%
CenturyLink, Inc., 6.45%, 6/15/2021	$2,105,000	$2,272,747
CenturyLink, Inc., 7.65%, 3/15/2042	2,750,000	2,549,745
Telecom Italia Capital, 6%, 9/30/2034	1,535,000	1,697,710
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	6,300,000	6,945,750
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	2,320,000	2,514,300
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	5,570,000	5,904,200

		$21,884,452
Oil Services - 0.9%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,629,000	$1,702,278
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	5,040,000	3,805,200
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	5,100,000	4,806,750
Weatherford International Ltd., 8.25%, 6/15/2023	959,000	973,385

		$11,287,613
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$3,425,000	$3,604,813
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	4,330,000	4,405,775

		$8,010,588

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.3%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,208,000	$3,885,690

Pharmaceuticals - 0.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$3,815,000	$3,757,775
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,985,000	3,895,338
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	4,490,000	4,433,875

		$12,086,988
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$6,605,000	$6,737,100

Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$6,485,000	$6,687,656
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	3,775,000	3,940,156

		$10,627,812
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$3,730,000	$3,851,225
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	5,180,000	5,413,100

		$9,264,325
Real Estate - Other - 1.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)	$1,405,000	$1,484,031
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	6,405,000	6,661,200
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	4,685,000	4,855,417
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	4,335,000	4,502,981
Starwood Property Trust, Inc., 5%, 12/15/2021	4,880,000	5,087,400

		$22,591,029
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$2,835,000	$3,005,100

Retailers - 1.4%
Dollar Tree, Inc., 5.75%, 3/01/2023	$5,270,000	$5,579,613
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,285,000	1,312,306
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	5,370,000	5,477,400
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	5,175,000	5,278,500

		$17,647,819
Specialty Chemicals - 1.5%
A Schulman, Inc., 6.875%, 6/01/2023	$6,340,000	$6,625,300
Koppers, Inc., 6%, 2/15/2025 (n)	5,310,000	5,655,150
Univar USA, Inc., 6.75%, 7/15/2023 (n)	6,840,000	7,164,900

		$19,445,350

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - 0.8%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,425,000	$4,909,625
Group 1 Automotive, Inc., 5%, 6/01/2022	5,735,000	5,849,700

		$10,759,325
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$6,640,000	$6,241,600

Telecommunications - Wireless - 4.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,070,000	$3,261,875
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,840,000	5,299,800
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	1,731,000	1,537,128
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	5,833,000	5,577,806
SFR Group S.A., 7.375%, 5/01/2026 (n)	5,240,000	5,672,300
Sprint Capital Corp., 6.875%, 11/15/2028	3,190,000	3,477,100
Sprint Corp., 7.875%, 9/15/2023	2,440,000	2,769,400
Sprint Corp., 7.125%, 6/15/2024	9,240,000	10,129,350
Sprint Nextel Corp., 6%, 11/15/2022	3,060,000	3,228,300
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	497,563
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,235,000	2,402,625
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,795,000	2,962,700
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,100,000	3,448,750
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,060,000	3,304,800

		$53,569,497
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,999,750
Level 3 Financing, Inc., 5.375%, 5/01/2025	4,800,000	5,100,000

		$7,099,750
Transportation - Services - 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,710,000	$2,113,800
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	1,080,863
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,548,000

		$5,742,663
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/2024	$3,075,000	$2,886,656
Calpine Corp., 5.75%, 1/15/2025	3,505,000	3,272,794
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,239,625
Covanta Holding Corp., 5.875%, 3/01/2024	3,290,000	3,207,750
Covanta Holding Corp., 5.875%, 7/01/2025	3,035,000	2,962,919
NRG Energy, Inc., 6.625%, 3/15/2023	4,625,000	4,789,766
NRG Energy, Inc., 7.25%, 5/15/2026	3,855,000	4,076,663
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (z)	685,000	722,675

		$24,158,848
Total Bonds (Identified Cost, $1,162,470,152)		$1,200,406,067

14

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 2.5%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 4.29%, 2/28/2020	$2,909,375	$2,918,830

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.81%, 10/31/2023	$5,002,165	$5,026,040
HD Supply, Inc., Term Loan B, 4.05%, 8/13/2021	1,453,518	1,455,790

		$6,481,830
Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.42%, 8/17/2023	$2,268,288	$2,279,187
Sabre GLBL, Inc., Term Loan B, 3.94%, 2/22/2024	1,782,244	1,795,292

		$4,074,479
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$2,330,589	$2,342,242

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.18%, 6/23/2022	$1,681,560	$1,688,917

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.55%, 4/13/2024	$1,024,367	$1,031,282
Six Flags Theme Parks, Inc., Term Loan B, 3.53%, 6/30/2022	1,791,200	1,802,956

		$2,834,238
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.27%, 10/25/2023	$1,762,038	$1,769,087

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.04%, 6/24/2021	$3,364,661	$3,389,896

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.52%, 3/16/2024	$1,867,035	$1,875,982

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.47%, 5/03/2020	$4,880,026	$4,880,026
Total Floating Rate Loans (Identified Cost, $32,117,369)		$32,255,527

Common Stocks - 0.2%
Oil Services - 0.2%
LTRI Holdings LP (a) (Identified Cost, $1,188,000)	3,300	$2,935,086

15

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.6%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 1.08% (v) (Identified Cost, $32,909,368)	32,910,334	$32,910,334
Total Investments (Identified Cost, $1,228,684,889)		$1,268,507,014

Other Assets, Less Liabilities - 1.3%		17,264,812
Net Assets - 100.0%		$1,285,771,826

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $563,849,890, representing 43.9% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025	6/28/17-7/06/17	$3,047,231	$3,107,313
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	1,464,258	1,484,031
Dae Funding LLC, 5%, 8/01/2024	7/21/17-7/26/17	5,441,437	5,494,300
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/09/17-6/28/17	5,244,265	5,437,904
Novelis Corp., 5.875%, 9/30/2026	5/12/17-6/14/17	7,071,118	7,183,313
Pattern Energy Group, Inc., 5.875%, 2/01/2024	7/19/17	720,859	722,675
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-7/21/17	4,237,692	4,205,250
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	1,402,000	1,423,030
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	1,570,492	1,588,725
Total Restricted Securities			$30,646,541
% of Net assets			2.4%

16

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Liability Derivatives
USD 2,301,788	EUR 2,033,642	Goldman Sachs International	8/10/2017	$(106,658)

Futures Contracts at 7/31/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	233	$29,332,516	September - 2017	$(10,016)

At July 31, 2017, the fund had cash collateral of $267,950 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,195,775,521)	$1,235,596,680
Underlying affiliated funds, at value (identified cost, $32,909,368)	32,910,334
Total investments, at value (identified cost, $1,228,684,889)	$1,268,507,014
Cash	2,516,750
Deposits with brokers for futures contracts	267,950
Receivables for
Daily variation margin on open futures contracts	14,568
Investments sold	9,666,102
Fund shares sold	78,452
Interest	18,969,724
Other assets	2,380
Total assets	$1,300,022,940
Liabilities
Payables for
Forward foreign currency exchange contracts	$106,658
Investments purchased	10,199,724
Fund shares reacquired	3,873,700
Payable to affiliates
Administrator	192
Shareholder servicing costs	11
Accrued expenses and other liabilities	70,829
Total liabilities	$14,251,114
Net assets	$1,285,771,826
Net assets consist of
Paid-in capital	$1,310,480,160
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	39,706,887
Accumulated net realized gain (loss) on investments and foreign currency	(61,547,369)
Accumulated distributions in excess of net investment income	(2,867,852)
Net assets	$1,285,771,826
Shares of beneficial interest outstanding	136,455,191
Net asset value per share (net assets of $1,285,771,826 / 136,455,191 shares of beneficial interest outstanding)	$9.42

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$38,729,635
Dividends from underlying affiliated funds	133,130
Total investment income	$38,862,765
Expenses
Shareholder servicing costs	20
Administrative services fee	8,679
Custodian fee	71,443
Shareholder communications	3,609
Audit and tax fees	20,879
Legal fees	8,585
Pricing service fees	9,751
Miscellaneous	15,282
Total expenses	$138,248
Fees paid indirectly	(4,835)
Net expenses	$133,413
Net investment income (loss)	$38,729,352
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$4,040,857
Underlying affiliated funds	(2,724)
Futures contracts	(391,157)
Foreign currency	(94,202)
Net realized gain (loss) on investments and foreign currency	$3,552,774
Change in unrealized appreciation (depreciation)
Investments	$18,601,874
Futures contracts	(10,016)
Translation of assets and liabilities in foreign currencies	(96,385)
Net unrealized gain (loss) on investments and foreign currency translation	$18,495,473
Net realized and unrealized gain (loss) on investments and foreign currency	$22,048,247
Change in net assets from operations	$60,777,599

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/17 (unaudited)	Year ended 1/31/17
From operations
Net investment income (loss)	$38,729,352	$89,909,538
Net realized gain (loss) on investments and foreign currency	3,552,774	(39,199,293)
Net unrealized gain (loss) on investments and foreign currency translation	18,495,473	184,016,060
Change in net assets from operations	$60,777,599	$234,726,305
Distributions declared to shareholders
From net investment income	$(40,636,181)	$(93,907,378)
Change in net assets from fund share transactions	$(156,166,609)	$(69,688,168)
Total change in net assets	$(136,025,191)	$71,130,759
Net assets
At beginning of period	1,421,797,017	1,350,666,258
At end of period (including accumulated distributions in excess of net investment income of $2,867,852 and $961,023, respectively)	$1,285,771,826	$1,421,797,017

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/17		Years ended 1/31			Period ended 1/31/14 (c)
			2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$9.28		$8.41	$9.47	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.56	$0.57	$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.90	(1.03)	(0.29)	(0.04)
Total from investment operations	$0.42		$1.46	$(0.46)	$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.59)	$(0.59)	$(0.63)	$(0.59)
From net realized gain on investments	—		—	(0.01)	(0.07)	(0.07)
Total distributions declared to shareholders	$(0.28)		$(0.59)	$(0.60)	$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.42		$9.28	$8.41	$9.47	$9.85
Total return (%) (r)(s)(x)	4.56	(n)	17.77	(5.23)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.02	0.03	0.02	(a)
Expenses after expense reductions (f)	N/A		N/A	N/A	0.03	0.02	(a)
Net investment income (loss)	5.73	(a)	6.28	6.19	6.18	6.54	(a)
Portfolio turnover	22	(n)	44	33	43	42	(n)
Net assets at end of period (000 omitted)	$1,285,772		$1,421,797	$1,350,666	$1,337,532	$1,113,709

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management has completed its evaluation of the Rule’s Regulation S-X amendments and believes that the fund’s financial statement presentation will be in compliance for reporting periods ending after August 1, 2017.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

23

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

24

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
U.S. Corporate Bonds	—	1,023,075,463	—	1,023,075,463
Foreign Bonds	—	177,330,604	—	177,330,604
Floating Rate Loans	—	32,255,527	—	32,255,527
Mutual Funds	32,910,334	—	—	32,910,334
Total Investments	$32,910,334	$1,232,661,594	$2,935,086	$1,268,507,014

Other Financial Instruments
Futures Contracts – Liabilities	$(10,016)	$—	$—	$(10,016)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(106,658)	—	(106,658)

For further information regarding security characteristics, see the Portfolio of Investments.

25

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/17	$—
Received as part of a corporate action	2,935,086
Balance as of 7/31/17	$2,935,086

At July 31, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(10,016)
Foreign Exchange	Forward Foreign Currency Exchange	(106,658)
Total		$(116,674)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(391,157)	$—
Foreign Exchange	—	(96,220)
Total	$(391,157)	$(96,220)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(10,016)	$—
Foreign Exchange	—	(97,238)
Total	$(10,016)	$(97,238)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers”, respectively. Securities pledged as collateral or margin for the same purpose, if any, are

27

Notes to Financial Statements (unaudited) – continued

noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

28

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/17
Ordinary income (including any short-term capital gains)	$93,907,378

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/17
Cost of investments	$1,228,684,888
Gross appreciation	50,528,717
Gross depreciation	(10,706,591)
Net unrealized appreciation (depreciation)	$39,822,126

As of 1/31/17
Undistributed ordinary income	7,265,610
Capital loss carryforwards	(60,242,707)
Other temporary differences	(8,235,470)
Net unrealized appreciation (depreciation)	16,362,815

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,907,045)
Long-Term	(53,335,662)
Total	$(60,242,707)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2017, these costs amounted to $20. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.0013% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

31

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2017, the fee paid by the fund under this agreement was $1,284 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $286,506,929 and $453,275,110, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/17		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares sold	6,829,199	$63,688,913	16,824,911	$150,909,641
Shares issued to shareholders in reinvestment of distributions	4,334,611	40,636,181	10,438,896	93,907,378
Shares reacquired	(27,847,571)	(260,491,703)	(34,707,692)	(314,505,187)
Net change	(16,683,761)	$(156,166,609)	(7,443,885)	$(69,688,168)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 72%, 20%, 7%, and 1%, respectively, of the value of outstanding voting shares of the fund.

32

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2017, the fund’s commitment fee and interest expense were $4,918 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,194,325	250,277,950	(243,561,941)	32,910,334

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,724)	$—	$133,130	$32,910,334

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,143,292,292.602	81,666,809.253
John A. Caroselli	5,142,083,705.059	82,875,402.956
Maureen R. Goldfarb	5,147,580,093.111	77,379,008.744
David H. Gunning	5,130,747,224.761	94,211,877.094
Michael Hegarty	5,138,308,267.148	86,650,840.867
John P. Kavanaugh	5,145,198,911.798	79,760,196.217
Robert J. Manning	5,144,882,738.176	80,076,369.839
Clarence Otis, Jr.	5,141,028,114.888	83,931,001.158
Maryanne L. Roepke	5,153,606,820.921	71,352,280.935
Robin A. Stelmach	5,150,556,155.639	74,402,946.216
Laurie J. Thomsen	5,146,363,456.901	78,595,644.954

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the

35

Board Review of Investment Advisory Agreement – continued

Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period ended December 31, 2016 relative to the Lipper performance universe. The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage

36

Board Review of Investment Advisory Agreement – continued

of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

39

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2017

MFS® HIGH INCOME FUND

MFH-SEM

MFS® HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting fears of creeping populism. Emerging market economies are experiencing a more tepid recovery amid concerns that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.3%
Medical & Health Technology & Services	7.0%
Energy-Independent	5.8%
Building	4.8%
Midstream	4.8%

Composition including fixed income credit quality (a)(i)
BBB	3.1%
BB	43.4%
B	40.5%
CCC	8.8%
C (o)	0.0%
Not Rated	(1.4)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	3.4%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	3.4
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 7/31/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2017 through July 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2017 through July 31, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/17	Ending Account Value 7/31/17	Expenses Paid During Period (p) 2/01/17-7/31/17
A	Actual	0.93%	$1,000.00	$1,041.90	$4.71
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
B	Actual	1.68%	$1,000.00	$1,035.03	$8.48
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
C	Actual	1.68%	$1,000.00	$1,035.01	$8.48
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
I	Actual	0.68%	$1,000.00	$1,040.21	$3.44
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R1	Actual	1.68%	$1,000.00	$1,035.01	$8.48
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
R2	Actual	1.18%	$1,000.00	$1,037.63	$5.96
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R3	Actual	0.94%	$1,000.00	$1,038.91	$4.75
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R4	Actual	0.68%	$1,000.00	$1,040.18	$3.44
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R6	Actual	0.59%	$1,000.00	$1,040.67	$2.99
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
529A	Actual	0.97%	$1,000.00	$1,038.72	$4.90
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
529B	Actual	1.73%	$1,000.00	$1,034.80	$8.73
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
529C	Actual	1.73%	$1,000.00	$1,034.77	$8.73
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.8%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Dae Funding LLC, 5%, 8/01/2024 (z)	$6,720,000	$6,862,800
KLX, Inc., 5.875%, 12/01/2022 (n)	6,620,000	6,959,275
TransDigm, Inc., 6%, 7/15/2022	1,095,000	1,144,275
TransDigm, Inc., 6.5%, 7/15/2024	4,015,000	4,250,881
TransDigm, Inc., 6.375%, 6/15/2026	4,110,000	4,294,950

		$23,512,181
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.691%, 12/10/2049	$2,948,120	$184,258
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.614%, 4/26/2050 (a)(p)(z)	693,546	69
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.814%, 4/26/2050 (a)(p)(z)	2,196,359	220
LB Commercial Conduit Mortgage Trust, FRN, 0.987%, 2/18/2030 (i)	273,838	3
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)	1,909,276	18,138

		$202,688
Automotive - 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$7,118,000	$7,367,130
Gates Global LLC, 6%, 7/15/2022 (n)	6,445,000	6,581,956
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	7,240,000	7,375,750
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	4,445,000	4,667,250
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	4,005,000	4,185,225

		$30,177,311
Broadcasting - 2.8%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$1,810,000	$1,864,300
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	6,030,000	6,248,588
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	4,880,000	5,050,800
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	4,800,000	5,328,000
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	690,000	752,100
Match Group, Inc., 6.375%, 6/01/2024	5,135,000	5,590,731
Netflix, Inc., 5.875%, 2/15/2025	8,160,000	9,139,200
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,735,000	2,769,188
WMG Acquisition Corp., 5%, 8/01/2023 (z)	1,780,000	1,842,300
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	5,990,000	6,154,725

		$44,739,932

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 4.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$5,555,000	$5,902,188
Allegion PLC, 5.875%, 9/15/2023	2,480,000	2,669,720
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,671,000	5,855,308
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	6,270,000	6,755,925
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,755,000	4,915,481
HD Supply, Inc., 5.75%, 4/15/2024 (n)	6,600,000	7,070,250
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)	6,325,000	6,865,218
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,950,000	6,307,000
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	4,855,000	5,109,888
Standard Industries, Inc., 6%, 10/15/2025 (n)	6,525,000	6,973,594
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	8,450,000	8,851,375
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	1,685,000	1,731,338

		$69,007,285
Business Services - 2.7%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$6,100,000	$6,344,000
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	2,975,000	3,012,188
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025 (z)	3,750,000	3,890,625
CDK Global, Inc., 4.875%, 6/01/2027 (n)	6,340,000	6,514,350
Equinix, Inc., 4.875%, 4/01/2020	3,670,000	3,769,090
Equinix, Inc., 5.375%, 1/01/2022	1,620,000	1,696,950
Equinix, Inc., 5.375%, 4/01/2023	3,135,000	3,260,400
Equinix, Inc., 5.75%, 1/01/2025	2,475,000	2,660,625
First Data Corp., 5%, 1/15/2024 (n)	11,465,000	11,923,600

		$43,071,828
Cable TV - 7.2%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$9,260,000	$9,809,813
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	5,510,000	5,840,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022	500,000	515,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	11,175,000	11,733,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	9,195,000	9,677,738
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,395,000	1,483,931
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	5,490,000	5,901,750
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	2,722,000	2,769,635
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,315,000	9,920,475
DISH DBS Corp., 5%, 3/15/2023	2,975,000	3,085,640
DISH DBS Corp., 5.875%, 11/15/2024	4,735,000	5,136,291
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,955,000	1,686,188

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	$1,215,000	$1,319,794
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	2,225,000	2,976,369
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,766,750
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,832,500
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	7,865,000	8,484,369
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,785,000	2,924,250
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	3,811,500	3,954,431
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	3,500,000	3,762,500
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,535,000	1,636,694
Videotron Ltd., 5.125%, 4/15/2027 (n)	7,105,000	7,318,150
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,175,625
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	4,450,000	4,628,000
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	4,570,000	4,729,950

		$116,070,818
Chemicals - 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$5,040,000	$5,203,800
Chemours Co., 6.625%, 5/15/2023	4,645,000	4,988,080
Chemours Co., 7%, 5/15/2025	1,645,000	1,834,175
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,174,000	3,332,700
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	6,155,000	7,009,006
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,830,000	4,011,925
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	6,335,000	6,810,125

		$33,189,811
Computer Software - 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$4,680,000	$5,212,724
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	5,440,000	5,705,200
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	5,455,000	5,809,575
VeriSign, Inc., 4.75%, 7/15/2027 (z)	1,735,000	1,761,025
VeriSign, Inc., 4.625%, 5/01/2023	5,800,000	5,959,500
VeriSign, Inc., 5.25%, 4/01/2025	1,950,000	2,076,750

		$26,524,774
Computer Software - Systems - 1.9%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,940,000	$3,219,300
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,690,000	1,765,002
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	6,575,000	6,870,875
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	7,225,000	7,550,125
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	5,265,000	5,594,063
Western Digital Corp., 10.5%, 4/01/2024	5,390,000	6,380,413

		$31,379,778

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/2022 (n)	$9,170,000	$9,490,950
EnerSys, 5%, 4/30/2023 (n)	10,105,000	10,382,888
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	885,000	923,719
Enpro Industries, Inc., 5.875%, 9/15/2022	6,525,000	6,810,469
Entegris, Inc., 6%, 4/01/2022 (n)	6,287,000	6,583,369
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	6,455,000	6,680,925

		$40,872,320
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,555,000	$648,195
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,546,000	390,365

		$1,038,560
Consumer Products - 1.1%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$5,165,000	$5,565,288
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	4,920,000	5,055,300
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	759,700
Spectrum Brands, Inc., 5.75%, 7/15/2025	5,215,000	5,580,050

		$16,960,338
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/2021	$6,485,000	$7,084,834
Interval Acquisition Corp., 5.625%, 4/15/2023	9,810,000	10,202,400
Mobile Mini, Inc., 5.875%, 7/01/2024	5,608,000	5,860,360
Monitronics International, Inc., 9.125%, 4/01/2020	4,885,000	4,579,688
Service Corp. International, 5.375%, 5/15/2024	3,295,000	3,496,819
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	7,590,000	7,760,775

		$38,984,876
Containers - 4.2%
Berry Global Group, Inc., 5.5%, 5/15/2022	$5,470,000	$5,702,475
Berry Global Group, Inc., 6%, 10/15/2022	4,140,000	4,398,750
Berry Global Group, Inc., 5.125%, 7/15/2023	1,400,000	1,459,500
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,742,225
Crown American LLC, 4.25%, 9/30/2026 (n)	3,755,000	3,783,163
Multi-Color Corp., 6.125%, 12/01/2022 (n)	7,761,000	8,129,648
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	7,022,000	7,267,770
Reynolds Group, 5.75%, 10/15/2020	2,760,000	2,822,100
Reynolds Group, 5.125%, 7/15/2023 (n)	4,280,000	4,504,700
Reynolds Group, 7%, 7/15/2024 (n)	4,570,000	4,941,313
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,678,000
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,448,156
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,445,000	1,575,050
Signode Industrial Group, 6.375%, 5/01/2022 (n)	3,985,000	4,164,325

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Silgan Holdings, Inc., 5.5%, 2/01/2022	$615,000	$630,375
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	3,560,000	3,666,800

		$66,914,350
Electrical Equipment - 0.5%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$1,705,000	$1,796,644
CommScope Technologies LLC, 5%, 3/15/2027 (n)	5,665,000	5,679,163

		$7,475,807
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,945,000	$4,290,188
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,630,000	4,873,075

		$9,163,263
Energy - Independent - 5.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$6,860,000	$7,203,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	8,120,000	8,069,250
Consol Energy, Inc., 5.875%, 4/15/2022	3,230,000	3,244,131
Consol Energy, Inc., 8%, 4/01/2023	5,670,000	6,024,375
Continental Resources, Inc., 4.5%, 4/15/2023	10,900,000	10,627,500
Diamondback Energy, Inc., 5.375%, 5/31/2025	7,350,000	7,607,250
Gulfport Energy Corp., 6%, 10/15/2024 (n)	5,465,000	5,396,688
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	2,115,000	2,112,356
Laredo Petroleum, Inc., 6.25%, 3/15/2023	6,795,000	7,007,344
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	7,790,000	7,994,488
Rice Energy, Inc., 7.25%, 5/01/2023	3,660,000	3,929,925
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,970,000	3,103,650
Seven Generations Energy, 6.75%, 5/01/2023 (z)	5,420,000	5,691,000
SM Energy Co., 6.75%, 9/15/2026	8,290,000	8,248,550
Whiting Petroleum Corp., 6.25%, 4/01/2023	6,250,000	5,890,625

		$92,150,132
Entertainment - 1.6%
Cedar Fair LP, 5.375%, 6/01/2024	$2,955,000	$3,102,750
Cedar Fair LP, 5.375%, 4/15/2027 (n)	3,705,000	3,908,775
Cinemark USA, Inc., 5.125%, 12/15/2022	3,780,000	3,898,125
Cinemark USA, Inc., 4.875%, 6/01/2023	4,615,000	4,693,455
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	10,680,000	10,866,900

		$26,470,005
Financial Institutions - 2.8%
Aircastle Ltd., 5.125%, 3/15/2021	$1,050,000	$1,113,000
Aircastle Ltd., 5.5%, 2/15/2022	6,210,000	6,737,850

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	$3,450,000	$3,445,688
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	7,280,000	7,466,368
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	2,230,000	2,285,750
Navient Corp., 7.25%, 1/25/2022	8,705,000	9,531,975
Navient Corp., 7.25%, 9/25/2023	2,395,000	2,620,250
Navient Corp., 6.125%, 3/25/2024	2,246,000	2,330,225
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	9,170,000	9,336,206

		$44,867,312
Food & Beverages - 2.8%
Aramark Services, Inc., 4.75%, 6/01/2026	$5,980,000	$6,261,598
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	6,465,000	6,796,331
JBS Investments GmbH, 7.25%, 4/03/2024	2,885,000	2,805,663
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	8,215,000	8,153,388
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	3,425,000	3,574,844
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	2,420,000	2,529,892
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	6,640,000	7,121,400
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,330,000	7,650,688

		$44,893,804
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$2,155,000	$1,109,825

Gaming & Lodging - 2.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,755,000	$6,030,377
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,845,000	6,314,061
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	795,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	4,870,000	5,046,538
MGM Resorts International, 6.625%, 12/15/2021	5,660,000	6,367,500
MGM Resorts International, 6%, 3/15/2023	4,205,000	4,657,038
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,347,069
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,270,000	3,368,100

		$38,926,383
Industrial - 0.4%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$6,705,000	$6,989,963

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,805,000	$2,917,200
Centene Corp., 6.125%, 2/15/2024	4,400,000	4,785,000

		$7,702,200

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,925,000	$6,369,375
CNH Industrial Capital LLC, 4.375%, 11/06/2020	7,905,000	8,280,488
CNH Industrial N.V., 4.5%, 8/15/2023	3,945,000	4,181,700
H&E Equipment Services Co., 7%, 9/01/2022	6,250,000	6,468,750

		$25,300,313
Major Banks - 1.1%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$5,175,000	$5,705,438
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	4,700,000	5,099,500
UBS AG, 6.875%, 12/29/2049	7,030,000	7,706,638

		$18,511,576
Medical & Health Technology & Services - 6.7%
AmSurg Corp., 5.625%, 7/15/2022	$4,775,000	$4,954,063
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	6,585,000	5,646,638
DaVita, Inc., 5.125%, 7/15/2024	1,645,000	1,691,266
DaVita, Inc., 5%, 5/01/2025	7,235,000	7,342,078
HCA, Inc., 7.5%, 2/15/2022	7,880,000	9,101,400
HCA, Inc., 5.875%, 3/15/2022	5,855,000	6,475,630
HCA, Inc., 5%, 3/15/2024	9,510,000	10,094,865
HCA, Inc., 5.375%, 2/01/2025	9,940,000	10,586,100
HCA, Inc., 5.875%, 2/15/2026	2,275,000	2,479,750
HealthSouth Corp., 5.125%, 3/15/2023	5,825,000	5,970,625
HealthSouth Corp., 5.75%, 11/01/2024	4,835,000	4,931,700
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	4,340,000	4,470,200
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	5,965,000	6,248,338
Quorum Health Corp., 11.625%, 4/15/2023	5,485,000	4,552,550
Tenet Healthcare Corp., 8%, 8/01/2020	3,120,000	3,170,700
Tenet Healthcare Corp., 8.125%, 4/01/2022	7,630,000	8,209,880
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	5,255,000	5,287,844
Universal Health Services, Inc., 7.625%, 8/15/2020	6,165,000	6,272,888

		$107,486,515
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$5,230,000	$5,524,188
Teleflex, Inc., 5.25%, 6/15/2024	4,885,000	5,104,825
Teleflex, Inc., 4.875%, 6/01/2026	2,475,000	2,549,250

		$13,178,263
Metals & Mining - 4.6%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$2,095,000	$2,173,563
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	4,865,000	5,010,950
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	825,000	848,719
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	9,631,000	10,449,635

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$5,305,000	$5,125,956
GrafTech International Co., 6.375%, 11/15/2020	4,680,000	4,258,800
Kaiser Aluminum Corp., 5.875%, 5/15/2024	6,550,000	6,959,375
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	4,620,000	4,602,675
Kinross Gold Corp., 5.125%, 9/01/2021	3,065,000	3,255,602
Kinross Gold Corp., 5.95%, 3/15/2024	3,410,000	3,716,900
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,910,000	2,003,590
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	3,128,300
Novelis Corp., 5.875%, 9/30/2026 (z)	8,490,000	8,935,725
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,720,100
Steel Dynamics, Inc., 5.25%, 4/15/2023	2,110,000	2,197,038
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,330,000	4,633,100
Suncoke Energy, Inc., 7.625%, 8/01/2019	600,000	599,250
TMS International Corp., 7.625%, 10/15/2021 (n)	4,675,000	4,897,063

		$74,516,341
Midstream - 4.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$8,385,000	$8,573,663
DCP Midstream LP, 4.95%, 4/01/2022	2,671,000	2,741,114
DCP Midstream LP, 5.6%, 4/01/2044	1,805,000	1,714,750
DCP Midstream LP, 3.875%, 3/15/2023	3,300,000	3,217,500
Energy Transfer Equity LP, 7.5%, 10/15/2020	8,185,000	9,249,050
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,095,000	7,801,076
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	6,475,000	7,064,529
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	8,195,000	9,125,173
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,670,000	2,706,713
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,775,000	3,892,969
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	11,790,000	12,232,125
Williams Cos., Inc., 4.55%, 6/24/2024	6,905,000	7,155,306

		$75,473,968
Network & Telecom - 1.7%
CenturyLink, Inc., 6.45%, 6/15/2021	$2,890,000	$3,120,304
CenturyLink, Inc., 7.65%, 3/15/2042	3,305,000	3,064,330
Telecom Italia Capital, 6%, 9/30/2034	1,515,000	1,675,590
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	8,385,000	9,244,463
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	3,025,000	3,278,344
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	6,880,000	7,292,800

		$27,675,831

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/2022	$3,315,000	$2,146,463
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	6,275,000	4,737,625
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	5,920,000	5,579,600
Weatherford International Ltd., 8.25%, 6/15/2023	1,255,000	1,273,825

		$13,737,513
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$4,390,000	$4,620,475
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,470,000	5,565,725

		$10,186,200
Other Banks & Diversified Financials - 0.3%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,895,000	$4,717,819

Pharmaceuticals - 0.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$4,215,000	$4,151,775
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	5,305,000	5,185,638
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	5,195,000	5,130,063

		$14,467,476
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$8,195,000	$8,358,900

Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,225,000	$8,482,031
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	5,025,000	5,244,844

		$13,726,875
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$4,995,000	$5,157,338
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	6,355,000	6,640,975

		$11,798,313
Real Estate - Other - 1.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)	$1,775,000	$1,874,844
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	8,580,000	8,923,200
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	5,910,000	6,124,976
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,810,000	6,035,138
Starwood Property Trust, Inc., 5%, 12/15/2021	5,980,000	6,234,150

		$29,192,308
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$3,165,000	$3,354,900

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 1.4%
Dollar Tree, Inc., 5.75%, 3/01/2023	$6,705,000	$7,098,919
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,930,000	1,971,013
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	6,220,000	6,344,400
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	6,435,000	6,563,700

		$21,978,032
Specialty Chemicals - 1.5%
A Schulman, Inc., 6.875%, 6/01/2023	$7,960,000	$8,318,200
Koppers, Inc., 6%, 2/15/2025 (n)	6,540,000	6,965,100
Univar USA, Inc., 6.75%, 7/15/2023 (n)	8,185,000	8,573,788

		$23,857,088
Specialty Stores - 0.8%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$6,275,000	$5,678,875
Group 1 Automotive, Inc., 5%, 6/01/2022	7,135,000	7,277,700

		$12,956,575
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$7,895,000	$7,421,300

Telecommunications - Wireless - 4.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,990,000	$4,239,375
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,945,000	6,509,775
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	1,943,832
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	7,016,006
SFR Group S.A., 7.375%, 5/01/2026 (n)	6,660,000	7,209,450
Sprint Capital Corp., 6.875%, 11/15/2028	4,245,000	4,627,050
Sprint Corp., 7.875%, 9/15/2023	3,980,000	4,517,300
Sprint Corp., 7.125%, 6/15/2024	9,860,000	10,809,025
Sprint Nextel Corp., 6%, 11/15/2022	4,350,000	4,589,250
T-Mobile USA, Inc., 6.125%, 1/15/2022	1,065,000	1,115,588
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	3,042,250
T-Mobile USA, Inc., 5.125%, 4/15/2025	3,825,000	4,054,500
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	4,016,125
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,515,400

		$67,204,926
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,305,000	$3,478,513
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,385,000	5,721,563

		$9,200,076

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,950,000	$2,301,000
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,080,000	1,051,650
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,600,000	2,880,000

		$6,232,650
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$3,769,081
Calpine Corp., 5.75%, 1/15/2025	4,530,000	4,229,888
Covanta Holding Corp., 6.375%, 10/01/2022	2,985,000	3,059,625
Covanta Holding Corp., 5.875%, 3/01/2024	4,295,000	4,187,625
Covanta Holding Corp., 5.875%, 7/01/2025	3,625,000	3,538,906
NRG Energy, Inc., 6.625%, 3/15/2023	5,625,000	5,825,391
NRG Energy, Inc., 7.25%, 5/15/2026	5,005,000	5,292,788
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (z)	855,000	902,025

		$30,805,329
Total Bonds (Identified Cost, $1,463,409,496)		$1,493,734,631

Floating Rate Loans (g)(r) - 2.2%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 4.28%, 2/28/2020	$3,442,148	$3,453,335

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.73%, 10/31/2023	$5,421,524	$5,447,401
HD Supply, Inc., Term Loan B, 4.05%, 8/13/2021	1,534,340	1,536,738

		$6,984,139
Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.3%, 8/17/2023	$2,394,414	$2,405,919
Sabre GLBL, Inc., Term Loan B, 3.98%, 2/22/2024	1,853,785	1,867,356

		$4,273,275
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.48%, 4/30/2021	$2,458,686	$2,470,979

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.27%, 6/23/2022	$1,749,054	$1,756,706

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.48%, 4/13/2024	$1,434,927	$1,444,613
Six Flags Theme Parks, Inc., Term Loan B, 3.24%, 6/30/2022	1,863,100	1,875,328

		$3,319,941
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.23%, 10/25/2023	$2,244,501	$2,253,479

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.98%, 6/24/2021	$3,632,056	$3,659,297

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.48%, 3/16/2024	$2,226,044	$2,236,711

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.49%, 5/03/2020	$5,565,386	$5,565,386
Total Floating Rate Loans (Identified Cost, $35,867,253)		$35,973,248

Common Stocks - 0.2%
Oil Services - 0.2%
LTRI Holdings LP (Identified Cost, $1,170,000) (a)	3,250	$2,890,615

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 1.08% (v) (Identified Cost, $56,827,401)	56,829,238	$56,829,238
Total Investments (Identified Cost, $1,557,274,150)		$1,589,427,732

Other Assets, Less Liabilities - 1.3%		20,364,094
Net Assets - 100.0%		$1,609,791,826

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $699,103,746 representing 43.4% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

17

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025	6/28/2017-7/06/2017	$3,815,473	$3,890,625
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 2.614%, 4/26/2050	4/12/06-4/28/17	657,150	69
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 2.814%, 4/26/2050	4/12/06-7/26/17	2,054,697	220
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	1,849,864	1,874,844
Dae Funding LLC, 5%, 8/01/2024	7/21/17-7/26/17	6,796,831	6,862,800
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	239,807	18,138
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/09/17-6/28/17	6,653,003	6,865,218
Novelis Corp., 5.875%, 9/30/2026	5/12/17-6/14/17	8,797,650	8,935,725
Pattern Energy Group, Inc., 5.875%, 2/01/2024	7/19/17	899,758	902,025
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-7/21/17	5,733,017	5,691,000
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	1,735,000	1,761,025
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	1,821,157	1,842,300
Total Restricted Securities			$38,643,989
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Liability Derivatives
USD 2,816,070	EUR 2,488,013	Goldman Sachs International	8/10/2017	$(130,488)

18

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	257	$32,353,891	September - 2017	$(11,048)

At July 31, 2017, the fund had cash collateral of $295,550 to cover any collateral or margin obligations for derivative contracts. Cash collateral is comprised of “Deposits with brokers for futures contracts “ on the Statement of Assets and Liabilities.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,500,446,749)	$1,532,598,494
Underlying affiliated funds, at value (identified cost, $56,827,401)	56,829,238
Total investments, at value (identified cost, $1,557,274,150)	$1,589,427,732
Cash	2,744,399
Deposits with brokers for futures contracts	295,550
Receivables for
Daily variation margin on open futures contracts	16,069
Investments sold	12,184,412
Fund shares sold	1,756,336
Interest	23,549,171
Other assets	2,508
Total assets	$1,629,976,177
Liabilities
Payables for
Distributions	$223,653
Forward foreign currency exchange contracts	130,488
Investments purchased	12,550,129
Fund shares reacquired	6,576,459
Payable to affiliates
Investment adviser	82,190
Shareholder servicing costs	531,519
Distribution and service fees	21,608
Program manager fees	29
Payable for independent Trustees’ compensation	25,409
Accrued expenses and other liabilities	42,867
Total liabilities	$20,184,351
Net assets	$1,609,791,826
Net assets consist of
Paid-in capital	$1,694,733,823
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	32,013,732
Accumulated net realized gain (loss) on investments and foreign currency	(114,301,421)
Accumulated distributions in excess of net investment income	(2,654,308)
Net assets	$1,609,791,826
Shares of beneficial interest outstanding	463,298,696

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$516,521,965	148,610,867	$3.48
Class B	20,929,006	6,014,896	3.48
Class C	63,175,417	18,128,494	3.48
Class I	111,591,102	32,189,222	3.47
Class R1	1,112,881	320,008	3.48
Class R2	15,981,956	4,602,227	3.47
Class R3	6,219,937	1,790,663	3.47
Class R4	376,841	108,467	3.47
Class R6	868,358,332	249,943,424	3.47
Class 529A	3,956,756	1,139,728	3.47
Class 529B	360,488	103,744	3.47
Class 529C	1,207,145	346,956	3.48

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.63 [100 / 95.75 x $3.48] and $3.62 [100 / 95.75 x $3.47], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$42,841,086
Dividends	334,601
Dividends from underlying affiliated funds	249,064
Total investment income	$43,424,751
Expenses
Management fee	$3,583,202
Distribution and service fees	1,130,684
Shareholder servicing costs	945,799
Program manager fees	2,721
Administrative services fee	132,159
Independent Trustees’ compensation	22,284
Custodian fee	90,708
Shareholder communications	73,714
Audit and tax fees	39,647
Legal fees	26,166
Miscellaneous	125,653
Total expenses	$6,172,737
Fees paid indirectly	(4,969)
Reduction of expenses by investment adviser and distributor	(83,150)
Net expenses	$6,084,618
Net investment income (loss)	$37,340,133
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$350,791
Underlying affiliated funds	(3,861)
Futures contracts	(431,448)
Foreign currency	(115,348)
Net realized gain (loss) on investments and foreign currency	$(199,866)
Change in unrealized appreciation (depreciation)
Investments	$25,526,314
Futures contracts	(11,048)
Translation of assets and liabilities in foreign currencies	(117,963)
Net unrealized gain (loss) on investments and foreign currency translation	$25,397,303
Net realized and unrealized gain (loss) on investments and foreign currency	$25,197,437
Change in net assets from operations	$62,537,570

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/17	Year ended 1/31/17
	(unaudited)
From operations
Net investment income (loss)	$37,340,133	$77,705,596
Net realized gain (loss) on investments and foreign currency	(199,866)	(37,836,528)
Net unrealized gain (loss) on investments and foreign currency translation	25,397,303	180,815,613
Change in net assets from operations	$62,537,570	$220,684,681
Distributions declared to shareholders
From net investment income	$(38,721,618)	$(82,560,069)
Change in net assets from fund share transactions	$41,102,663	$96,742,580
Total change in net assets	$64,918,615	$234,867,192
Net assets
At beginning of period	1,544,873,211	1,310,006,019
At end of period (including accumulated distributions in excess of net investment income of $2,654,308 and $1,272,823, respectively)	$1,609,791,826	$1,544,873,211

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class A			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.17	(c)	$0.18	$0.19	$0.20		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.32		(0.37)	(0.10)	(0.00	)(w)	0.18
Total from investment operations	$0.14		$0.49		$(0.19)	$0.09	$0.20		$0.40
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)		$(0.19)	$(0.20)	$(0.21)		$(0.23)
Net asset value, end of period (x)	$3.48		$3.42		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(t)(x)	4.19	(n)	16.18	(c)	(5.87)	2.45	5.71		12.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.97	(c)	0.95	0.95	0.93		0.93
Expenses after expense reductions (f)	0.93	(a)	0.96	(c)	0.94	0.93	0.92		0.93
Net investment income	4.62	(a)	5.16	(c)	5.20	5.25	5.64		6.39
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$516,522		$514,238		$398,206	$452,587	$457,198		$504,600

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class B			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.43		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	(c)	$0.15	$0.16	$0.17		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.33		(0.37)	(0.10)	(0.00	)(w)	0.18
Total from investment operations	$0.12		$0.48		$(0.22)	$0.06	$0.17		$0.38
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.16)	$(0.17)	$(0.18)		$(0.21)
Net asset value, end of period (x)	$3.48		$3.43		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(t)(x)	3.50	(n)	15.65	(c)	(6.57)	1.68	4.93		11.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.72	(c)	1.70	1.70	1.68		1.67
Expenses after expense reductions (f)	1.68	(a)	1.71	(c)	1.69	1.69	1.68		1.67
Net investment income	3.86	(a)	4.43	(c)	4.44	4.49	4.86		5.59
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$20,929		$21,515		$20,420	$27,034	$31,175		$31,656

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class C			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.43		$3.12		$3.50	$3.61	$3.62		$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	(c)	$0.15	$0.16	$0.17		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.32		(0.37)	(0.10)	(0.00	)(w)	0.18
Total from investment operations	$0.12		$0.47		$(0.22)	$0.06	$0.17		$0.38
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.16)	$(0.17)	$(0.18)		$(0.21)
Net asset value, end of period (x)	$3.48		$3.43		$3.12	$3.50	$3.61		$3.62
Total return (%) (r)(s)(t)(x)	3.50	(n)	15.29	(c)	(6.55)	1.69	4.93		11.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.72	(c)	1.70	1.69	1.68		1.67
Expenses after expense reductions (f)	1.68	(a)	1.71	(c)	1.69	1.69	1.68		1.67
Net investment income	3.86	(a)	4.41	(c)	4.42	4.48	4.86		5.61
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$63,175		$66,241		$57,442	$69,162	$76,490		$81,710

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class I			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.10		$3.48	$3.59	$3.60		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	(c)	$0.19	$0.19	$0.21		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.33		(0.38)	(0.09)	(0.00	)(w)	0.16
Total from investment operations	$0.14		$0.51		$(0.19)	$0.10	$0.21		$0.40
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)		$(0.19)	$(0.21)	$(0.22)		$(0.24)
Net asset value, end of period (x)	$3.47		$3.42		$3.10	$3.48	$3.59		$3.60
Total return (%) (r)(s)(x)	4.02	(n)	16.83	(c)	(5.66)	2.70	5.98		12.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.73	(c)	0.70	0.69	0.68		0.67
Expenses after expense reductions (f)	0.68	(a)	0.72	(c)	0.69	0.69	0.68		0.67
Net investment income	4.86	(a)	5.31	(c)	5.43	5.44	5.88		6.86
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$111,591		$122,732		$49,917	$95,887	$67,027		$70,506

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class R1			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.43		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	(c)	$0.15	$0.16	$0.17		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.33		(0.37)	(0.10)	(0.00	)(w)	0.18
Total from investment operations	$0.12		$0.48		$(0.22)	$0.06	$0.17		$0.38
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.16)	$(0.17)	$(0.18)		$(0.21)
Net asset value, end of period (x)	$3.48		$3.43		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	3.50	(n)	15.65	(c)	(6.58)	1.68	4.93		11.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.72	(c)	1.70	1.70	1.68		1.68
Expenses after expense reductions (f)	1.68	(a)	1.71	(c)	1.70	1.69	1.68		1.68
Net investment income	3.86	(a)	4.43	(c)	4.44	4.47	4.87		5.65
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$1,113		$1,134		$1,007	$1,317	$1,199		$1,137

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class R2			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.16	(c)	$0.17	$0.18	$0.19		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.32		(0.37)	(0.10)	(0.00	)(w)	0.17
Total from investment operations	$0.13		$0.48		$(0.20)	$0.08	$0.19		$0.39
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)		$(0.18)	$(0.19)	$(0.20)		$(0.22)
Net asset value, end of period (x)	$3.47		$3.42		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	3.76	(n)	15.89	(c)	(6.11)	2.19	5.45		11.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.22	(c)	1.20	1.20	1.18		1.18
Expenses after expense reductions (f)	1.18	(a)	1.21	(c)	1.20	1.19	1.18		1.18
Net investment income	4.37	(a)	4.88	(c)	4.94	5.00	5.38		6.18
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$15,982		$15,156		$2,618	$3,036	$3,469		$4,103

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class R3			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.17	(c)	$0.18	$0.19	$0.20		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.32		(0.37)	(0.10)	(0.00	)(w)	0.18
Total from investment operations	$0.13		$0.49		$(0.19)	$0.09	$0.20		$0.40
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)		$(0.19)	$(0.20)	$(0.21)		$(0.23)
Net asset value, end of period (x)	$3.47		$3.42		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	3.89	(n)	16.17	(c)	(5.87)	2.45	5.71		12.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.97	(c)	0.95	0.95	0.93		0.93
Expenses after expense reductions (f)	0.94	(a)	0.96	(c)	0.95	0.94	0.93		0.93
Net investment income	4.62	(a)	5.19	(c)	5.20	5.26	5.63		6.39
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$6,220		$6,369		$6,359	$6,755	$8,046		$8,183

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class R4			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	(c)	$0.19	$0.20	$0.21		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.32		(0.38)	(0.10)	(0.00	)(w)	0.18
Total from investment operations	$0.14		$0.50		$(0.19)	$0.10	$0.21		$0.41
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)		$(0.19)	$(0.21)	$(0.22)		$(0.24)
Net asset value, end of period (x)	$3.47		$3.42		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	4.02	(n)	16.46	(c)	(5.63)	2.71	5.98		12.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.72	(c)	0.70	0.70	0.68		0.68
Expenses after expense reductions (f)	0.68	(a)	0.72	(c)	0.70	0.69	0.68		0.68
Net investment income	4.87	(a)	5.40	(c)	5.44	5.47	5.86		6.65
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$377		$398		$300	$571	$464		$302

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31						Period ended 1/31/13 (i)
Class R6			2017		2016	2015	2014

Net asset value, beginning of period	$3.42		$3.11		$3.49	$3.60	$3.61		$3.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	(c)	$0.19	$0.20	$0.21		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.32		(0.37)	(0.10)	(0.00	)(w)	0.21
Total from investment operations	$0.14		$0.50		$(0.18)	$0.10	$0.21		$0.36
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)		$(0.20)	$(0.21)	$(0.22)		$(0.16)
Net asset value, end of period (x)	$3.47		$3.42		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	4.07	(n)	16.58	(c)	(5.55)	2.79	6.06		10.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62	(c)	0.61	0.62	0.61		0.63	(a)
Expenses after expense reductions (f)	0.59	(a)	0.61	(c)	0.61	0.61	0.61		0.63	(a)
Net investment income	4.96	(a)	5.55	(c)	5.54	5.57	5.93		6.37	(a)
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$868,358		$791,825		$769,246	$784,830	$699,123		$516,399

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class 529A			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.10		$3.49	$3.60	$3.61		$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.17	(c)	$0.18	$0.19	$0.20		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.33		(0.39)	(0.10)	(0.00	)(w)	0.19
Total from investment operations	$0.13		$0.50		$(0.21)	$0.09	$0.20		$0.41
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)		$(0.18)	$(0.20)	$(0.21)		$(0.23)
Net asset value, end of period (x)	$3.47		$3.42		$3.10	$3.49	$3.60		$3.61
Total return (%) (r)(s)(t)(x)	3.87	(n)	16.51	(c)	(6.20)	2.41	5.69		12.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.07	(c)	1.05	1.05	1.03		1.03
Expenses after expense reductions (f)	0.97	(a)	1.00	(c)	0.98	0.98	0.96		0.98
Net investment income	4.58	(a)	5.13	(c)	5.16	5.21	5.60		6.31
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$3,957		$3,549		$2,925	$3,270	$3,164		$2,748

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class 529B			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.42		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	(c)	$0.15	$0.16	$0.17		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.32		(0.37)	(0.10)	(0.00	)(w)	0.17
Total from investment operations	$0.12		$0.47		$(0.22)	$0.06	$0.17		$0.37
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.16)	$(0.17)	$(0.18)		$(0.20)
Net asset value, end of period (x)	$3.47		$3.42		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(t)(x)	3.48	(n)	15.26	(c)	(6.63)	1.63	4.87		11.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.82	(c)	1.80	1.80	1.78		1.78
Expenses after expense reductions (f)	1.73	(a)	1.76	(c)	1.75	1.74	1.73		1.73
Net investment income	3.82	(a)	4.38	(c)	4.40	4.45	4.83		5.60
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$360		$355		$308	$334	$337		$375

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class 529C			2017		2016	2015	2014		2013

Net asset value, beginning of period	$3.43		$3.11		$3.49	$3.60	$3.61		$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	(c)	$0.15	$0.16	$0.17		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.33		(0.37)	(0.10)	(0.00	)(w)	0.17
Total from investment operations	$0.12		$0.48		$(0.22)	$0.06	$0.17		$0.37
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.16)	$(0.17)	$(0.18)		$(0.20)
Net asset value, end of period (x)	$3.48		$3.43		$3.11	$3.49	$3.60		$3.61
Total return (%) (r)(s)(t)(x)	3.48	(n)	15.60	(c)	(6.62)	1.63	4.88		11.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.82	(c)	1.80	1.79	1.78		1.77
Expenses after expense reductions (f)	1.73	(a)	1.76	(c)	1.75	1.74	1.73		1.72
Net investment income	3.82	(a)	4.37	(c)	4.38	4.43	4.81		5.56
Portfolio turnover	26	(n)	43		36	43	46		38
Net assets at end of period (000 omitted)	$1,207		$1,360		$1,257	$1,593	$1,758		$1,311

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management has completed its evaluation of the Rule’s Regulation S-X amendments and believes that the fund’s financial statement presentation will be in compliance for reporting periods ending after August 1, 2017.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

36

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

37

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

38

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,890,615	$2,890,615
U.S. Corporate Bonds	—	1,275,231,497	—	1,275,231,497
Commercial Mortgage-Backed Securities	—	202,399	—	202,399
Asset-Backed Securities (including CDOs)	—	289	—	289
Foreign Bonds	—	218,300,446	—	218,300,446
Floating Rate Loans	—	35,973,248	—	35,973,248
Mutual Funds	56,829,238	—	—	56,829,238
Total Investments	$56,829,238	$1,529,707,879	$2,890,615	$1,589,427,732

Other Financial Instruments
Futures Contracts – Liabilities	$(11,048)	$—	$—	$(11,048)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(130,488)	—	(130,488)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 1/31/17	$—
Change in unrealized appreciation (depreciation)	1,720,615
Received as part of a corporate action	1,170,000
Balance as of 7/31/17	$2,890,615

The net change in unrealized appreciation (depreciation) from investments held as level 3 at July 31, 2017 is $1,720,615. At July 31, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

39

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(11,048)
Foreign Exchange	Forward Foreign Currency Exchange	(130,488)
Total		$(141,536)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(431,448)	$—
Foreign Exchange		(117,718)
Total	$(431,448)	$(117,718)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(11,048)	$—
Foreign Exchange	—	(118,964)
Total	$(11,048)	$(118,964)

40

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers”, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to

41

Notes to Financial Statements (unaudited) – continued

counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

42

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

43

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/17
Ordinary income (including any short-term capital gains)	$82,560,069

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/17
Cost of investments	$1,562,975,465
Gross appreciation	47,936,989
Gross depreciation	(21,484,722)
Net unrealized appreciation (depreciation)	$26,452,267

As of 1/31/17
Undistributed ordinary income	6,433,973
Capital loss carryforwards	(107,327,164)
Other temporary differences	(7,717,635)
Net unrealized appreciation (depreciation)	(147,123)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of July 31, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/18	$(46,635,154)

Post-enactment losses which are characterized as follows:
Short-Term	$(890,036)
Long-Term	(59,801,974)
Total	$(60,692,010)

44

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/17	Year ended 1/31/17
Class A	$12,231,184	$25,362,461
Class B	430,944	1,015,085
Class C	1,297,998	3,019,248
Class I	3,506,893	4,232,238
Class R1	23,636	51,210
Class R2	349,555	690,396
Class R3	148,703	376,815
Class R4	9,619	18,211
Class R6	20,600,265	47,535,896
Class 529A	89,062	180,097
Class 529B	7,070	15,992
Class 529C	26,689	62,420
Total	$38,721,618	$82,560,069

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period February 1, 2017 through May 30, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

The investment adviser had agreed in writing to reduce its management fee to 0.42% of average daily net assets in excess of $3 billion. This written agreement terminated on May 30, 2017. For the period February 1, 2017 through May 30, 2017, the fund’s average daily net assets did not exceed $3 billion and therefore, the management fee was not reduced in accordance with this agreement.

Effective May 31, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Next $1.6 billion of average daily net assets	0.44%
Average daily net assets in excess of $3 billion	0.42%

45

Notes to Financial Statements (unaudited) – continued

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2017, this management fee reduction amounted to $60,725, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $32,189 and $301 for the six months ended July 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$638,054
Class B	0.75%	0.25%	1.00%	1.00%	106,505
Class C	0.75%	0.25%	1.00%	1.00%	320,869
Class R1	0.75%	0.25%	1.00%	1.00%	5,852
Class R2	0.25%	0.25%	0.50%	0.50%	38,509
Class R3	—	0.25%	0.25%	0.25%	7,754
Class 529A	—	0.25%	0.25%	0.24%	4,688
Class 529B	0.75%	0.25%	1.00%	1.00%	1,772
Class 529C	0.75%	0.25%	1.00%	1.00%	6,681
Total Distribution and Service Fees					$1,130,684

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2017, this rebate amounted to $20,630, $118, $98, $11, $194, and $14 for Class A, Class B, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and

46

Notes to Financial Statements (unaudited) – continued

Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2017, were as follows:

Amount
Class A	$11,339
Class B	22,421
Class C	7,420
Class 529B	—
Class 529C	108

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on May 31, 2019, unless MFD elects to extend the waiver. For the six months ended July 31, 2017, this waiver amounted to $1,360 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended July 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$1,876	$937
Class 529B	177	89
Class 529C	668	334
Total Program Manager Fees and Waivers	$2,721	$1,360

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2017, the fee was $124,750, which equated to 0.0159% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $419,394.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a

47

Notes to Financial Statements (unaudited) – continued

MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2017, these costs for the fund amounted to $401,655 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.0169% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,186 and the Retirement Deferral plan resulted in an expense of $652. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $25,394 at July 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the

48

Notes to Financial Statements (unaudited) – continued

ISO Agreement. For the six months ended July 31, 2017, the fee paid by the fund under this agreement was $1,438 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended July 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $190,804.

(4) Portfolio Securities

For the six months ended July 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $420,728,786 and $388,867,713, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/17		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,343,935	$66,678,094	48,298,887	$160,969,247
Class B	394,390	1,359,719	1,015,792	3,371,628
Class C	1,136,307	3,933,125	4,141,083	13,674,280
Class I	18,064,088	62,135,413	28,729,751	96,468,450
Class R1	33,594	115,603	101,470	339,643
Class R2	693,053	2,386,406	4,852,341	15,682,876
Class R3	112,129	386,470	386,313	1,284,826
Class R4	20,541	70,520	38,913	130,505
Class R6	23,520,877	81,114,459	6,679,973	21,985,513
Class 529A	155,356	534,076	397,707	1,336,655
Class 529B	1,316	4,540	12,709	41,848
Class 529C	29,042	100,301	59,251	197,941
	63,504,628	$218,818,726	94,714,190	$315,483,412

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/17		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,307,578	$11,443,578	7,049,598	$23,439,276
Class B	116,125	401,950	285,897	950,570
Class C	336,033	1,165,371	805,150	2,681,811
Class I	962,132	3,320,132	1,164,021	3,882,738
Class R1	6,804	23,552	15,353	51,004
Class R2	99,755	344,479	203,534	680,149
Class R3	43,041	148,699	113,526	376,815
Class R4	2,782	9,619	5,479	18,209
Class R6	5,884,925	20,351,794	14,158,239	46,977,416
Class 529A	25,733	88,865	53,344	177,124
Class 529B	2,045	7,070	4,811	15,974
Class 529C	7,665	26,530	18,707	62,206
	10,794,618	$37,331,639	23,877,659	$79,313,292

Shares reacquired
Class A	(24,256,100)	$(83,627,341)	(33,306,991)	$(111,306,625)
Class B	(773,100)	(2,672,223)	(1,588,285)	(5,261,126)
Class C	(2,641,708)	(9,143,371)	(4,083,537)	(13,535,424)
Class I	(22,751,052)	(78,429,250)	(10,073,194)	(33,607,628)
Class R1	(51,318)	(177,597)	(109,740)	(366,472)
Class R2	(621,760)	(2,141,496)	(1,467,167)	(4,902,716)
Class R3	(225,832)	(777,830)	(686,472)	(2,313,961)
Class R4	(31,277)	(107,056)	(24,506)	(79,430)
Class R6	(10,852,398)	(37,385,806)	(37,158,088)	(125,154,674)
Class 529A	(79,255)	(272,813)	(355,492)	(1,198,882)
Class 529B	(3,381)	(11,661)	(12,986)	(43,242)
Class 529C	(86,643)	(301,258)	(85,176)	(283,944)
	(62,373,824)	$(215,047,702)	(88,951,634)	$(298,054,124)

Net change
Class A	(1,604,587)	$(5,505,669)	22,041,494	$73,101,898
Class B	(262,585)	(910,554)	(286,596)	(938,928)
Class C	(1,169,368)	(4,044,875)	862,696	2,820,667
Class I	(3,724,832)	(12,973,705)	19,820,578	66,743,560
Class R1	(10,920)	(38,442)	7,083	24,175
Class R2	171,048	589,389	3,588,708	11,460,309
Class R3	(70,662)	(242,661)	(186,633)	(652,320)
Class R4	(7,954)	(26,917)	19,886	69,284
Class R6	18,553,404	64,080,447	(16,319,876)	(56,191,745)
Class 529A	101,834	350,128	95,559	314,897
Class 529B	(20)	(51)	4,534	14,580
Class 529C	(49,936)	(174,427)	(7,218)	(23,797)
	11,925,422	$41,102,663	29,640,215	$96,742,580

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

50

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 18%, 16%, 9%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2017, the fund’s commitment fee and interest expense were $5,160 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	54,009,759	210,533,108	(207,713,629)	56,829,238

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,861)	$—	$249,064	$56,829,238

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund

51

Notes to Financial Statements (unaudited) – continued

until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $6,084,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

52

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,143,292,292.602	81,666,809.253
John A. Caroselli	5,142,083,705.059	82,875,402.956
Maureen R. Goldfarb	5,147,580,093.111	77,379,008.774
David H. Gunning	5,130,747,244.761	94,211,877.094
Michael Hegarty	5,138,308,267.148	86,650,840.867
John P. Kavanaugh	5,145,198,911.798	79,760,196.217
Robert J. Manning	5,144,882,738.176	80,076,369.839
Clarence Otis, Jr.	5,141,028,114.888	83,931,001.158
Maryanne L. Roepke	5,153,606,820.921	71,352,280.935
Robin A. Stelmach	5,150,556,155.639	74,402,946.216
Laurie J. Thomsen	5,146,363,456.901	78,595,644.954

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

54

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

55

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

56

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

57

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

58

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

59

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2017

MFS® HIGH YIELD POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting fears of creeping populism. Emerging market economies are experiencing a more tepid recovery amid concerns that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	7.4%
Medical & Health Technology & Services	7.1%
Energy – Independent	5.9%
Building	4.9%
Metals & Mining	4.8%

Composition including fixed income credit quality (a)(i)
BBB	3.1%
BB	43.8%
B	40.8%
CCC	9.1%
Not Rated	(1.7)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.4%
Other	2.3%

Portfolio facts (i)
Average Duration (d)	3.5
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of July 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2017 through July 31, 2017

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2017 through July 31, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/17	Ending Account Value 7/31/17	Expenses Paid During Period (p) 2/01/17-7/31/17
Actual	0.02%	$1,000.00	$1,045.56	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.4%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Dae Funding LLC, 5%, 8/01/2024 (z)	$5,380,000	$5,494,300
KLX, Inc., 5.875%, 12/01/2022 (n)	5,650,000	5,939,563
TransDigm, Inc., 6%, 7/15/2022	875,000	914,375
TransDigm, Inc., 6.5%, 7/15/2024	3,345,000	3,541,519
TransDigm, Inc., 6.375%, 6/15/2026	3,420,000	3,573,900

		$19,463,657
Automotive - 2.0%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$6,064,000	$6,276,240
Gates Global LLC, 6%, 7/15/2022 (n)	5,510,000	5,627,088
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	5,765,000	5,873,094
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	4,016,250
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	3,295,000	3,443,275

		$25,235,947
Broadcasting - 2.8%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$1,675,000	$1,725,250
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	4,665,000	4,834,106
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	4,165,000	4,310,775
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	3,220,000	3,574,200
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,215,000	1,324,350
Match Group, Inc., 6.375%, 6/01/2024	4,115,000	4,480,206
Netflix, Inc., 5.875%, 2/15/2025	6,360,000	7,123,200
Netflix, Inc., 4.375%, 11/15/2026 (n)	2,315,000	2,343,938
WMG Acquisition Corp., 5%, 8/01/2023 (z)	1,535,000	1,588,725
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	4,625,000	4,752,188

		$36,056,938
Building - 4.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$4,115,000	$4,372,188
Allegion PLC, 5.875%, 9/15/2023	2,530,000	2,723,545
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	4,185,000	4,321,013
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	5,200,000	5,603,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021	3,675,000	3,799,031
HD Supply, Inc., 5.75%, 4/15/2024 (n)	4,695,000	5,029,519
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)	5,010,000	5,437,904
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,475,000	5,803,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	3,840,000	4,041,600
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,355,000	5,723,156

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	$6,650,000	$6,965,875
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	1,475,000	1,515,563

		$55,335,894
Business Services - 2.7%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$5,455,000	$5,673,200
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	1,500,000	1,518,750
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025 (z)	2,995,000	3,107,313
CDK Global, Inc., 4.875%, 6/01/2027 (n)	5,115,000	5,255,663
Equinix, Inc., 4.875%, 4/01/2020	3,450,000	3,543,150
Equinix, Inc., 5.375%, 1/01/2022	1,825,000	1,911,688
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,709,200
Equinix, Inc., 5.75%, 1/01/2025	1,020,000	1,096,500
First Data Corp., 5%, 1/15/2024 (n)	9,125,000	9,490,000

		$34,305,464
Cable TV - 7.3%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$7,355,000	$7,791,703
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	4,565,000	4,838,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	9,070,000	9,523,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	7,330,000	7,714,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,409,469
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	4,310,000	4,633,250
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	2,474,000	2,517,295
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	7,325,000	7,801,125
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,852,273
DISH DBS Corp., 5.875%, 11/15/2024	3,560,000	3,861,710
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,800,000	1,552,500
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,363,244
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,534,930
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,230,000	2,341,500
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,569,850
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	5,905,000	6,370,019
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,970,000	2,068,500
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	3,222,000	3,342,825
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,182,000
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,330,000	1,418,113
Videotron Ltd., 5.125%, 4/15/2027 (n)	5,240,000	5,397,200
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,285,350

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	$3,060,000	$3,182,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	3,940,000	4,077,900

		$93,630,381
Chemicals - 2.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$4,030,000	$4,160,975
Chemours Co., 6.625%, 5/15/2023	3,855,000	4,139,730
Chemours Co., 7%, 5/15/2025	1,590,000	1,772,850
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,708,000	2,843,400
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	4,940,000	5,625,425
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,060,000	3,205,350
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,040,000	5,418,000

		$27,165,730
Computer Software - 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$3,945,000	$4,394,059
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	4,070,000	4,268,413
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	4,745,000	5,053,425
VeriSign, Inc., 4.75%, 7/15/2027 (z)	1,402,000	1,423,030
VeriSign, Inc., 4.625%, 5/01/2023	4,940,000	5,075,850
VeriSign, Inc., 5.25%, 4/01/2025	1,345,000	1,432,425

		$21,647,202
Computer Software - Systems - 1.9%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$2,195,000	$2,403,525
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	1,565,000	1,634,455
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	5,215,000	5,449,675
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	5,615,000	5,867,675
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	4,380,000	4,653,750
Western Digital Corp., 10.5%, 4/01/2024	4,010,000	4,746,838

		$24,755,918
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/2022 (n)	$7,855,000	$8,129,925
EnerSys, 5%, 4/30/2023 (n)	7,975,000	8,194,313
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	710,000	741,063
Enpro Industries, Inc., 5.875%, 9/15/2022	5,185,000	5,411,844
Entegris, Inc., 6%, 4/01/2022 (n)	4,579,000	4,794,854
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	5,205,000	5,387,175

		$32,659,174

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$537,837
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,723,000	435,058

		$972,895
Consumer Products - 1.0%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$4,120,000	$4,439,300
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,300,000	3,390,750
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,139,550
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,145,000	4,435,150

		$13,404,750
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/2021	$5,125,000	$5,599,063
Interval Acquisition Corp., 5.625%, 4/15/2023	7,635,000	7,940,400
Mobile Mini, Inc., 5.875%, 7/01/2024	4,385,000	4,582,325
Monitronics International, Inc., 9.125%, 4/01/2020	4,105,000	3,848,438
Service Corp. International, 5.375%, 5/15/2024	2,735,000	2,902,519
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,075,000	6,211,688

		$31,084,433
Containers - 4.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$5,535,000	$5,770,238
Berry Global Group, Inc., 6%, 10/15/2022	3,685,000	3,915,313
Crown American LLC, 4.5%, 1/15/2023	4,163,000	4,402,373
Crown American LLC, 4.25%, 9/30/2026 (n)	3,100,000	3,123,250
Multi-Color Corp., 6.125%, 12/01/2022 (n)	6,067,000	6,355,183
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,622,000	5,818,770
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,607,375
Reynolds Group, 5.125%, 7/15/2023 (n)	3,445,000	3,625,863
Reynolds Group, 7%, 7/15/2024 (n)	3,310,000	3,578,938
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,236,400
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,385,000	1,480,219
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,253,500
Signode Industrial Group, 6.375%, 5/01/2022 (n)	3,425,000	3,579,125
Silgan Holdings, Inc., 5.5%, 2/01/2022	565,000	579,125
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	3,195,000	3,290,850

		$54,616,522
Electrical Equipment - 0.5%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$1,475,000	$1,554,281
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,355,000	4,365,888

		$5,920,169

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$3,185,000	$3,463,688
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,690,000	3,883,725

		$7,347,413
Energy - Independent - 5.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$5,450,000	$5,722,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	6,855,000	6,812,156
Consol Energy, Inc., 5.875%, 4/15/2022	2,470,000	2,480,806
Consol Energy, Inc., 8%, 4/01/2023	4,475,000	4,754,688
Continental Resources, Inc., 4.5%, 4/15/2023	8,665,000	8,448,375
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,855,000	6,059,925
Gulfport Energy Corp., 6%, 10/15/2024 (n)	4,370,000	4,315,375
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	1,665,000	1,662,919
Laredo Petroleum, Inc., 6.25%, 3/15/2023	5,400,000	5,568,750
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	6,345,000	6,511,556
Rice Energy, Inc., 7.25%, 5/01/2023	2,815,000	3,022,606
Seven Generations Energy, 8.25%, 5/15/2020 (n)	2,825,000	2,952,125
Seven Generations Energy, 6.75%, 5/01/2023 (z)	4,005,000	4,205,250
SM Energy Co., 6.75%, 9/15/2026	6,855,000	6,820,725
Whiting Petroleum Corp., 6.25%, 4/01/2023	5,085,000	4,792,613

		$74,130,369
Entertainment - 1.6%
Cedar Fair LP, 5.375%, 6/01/2024	$2,490,000	$2,614,500
Cedar Fair LP, 5.375%, 4/15/2027 (n)	3,065,000	3,233,575
Cinemark USA, Inc., 5.125%, 12/15/2022	3,135,000	3,232,969
Cinemark USA, Inc., 4.875%, 6/01/2023	3,660,000	3,722,220
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	8,070,000	8,211,225

		$21,014,489
Financial Institutions - 2.8%
Aircastle Ltd., 5.125%, 3/15/2021	$1,465,000	$1,552,900
Aircastle Ltd., 5.5%, 2/15/2022	4,345,000	4,714,325
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,080,000	3,076,150
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	5,715,000	5,861,304
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	1,800,000	1,845,000
Navient Corp., 7.25%, 1/25/2022	6,465,000	7,079,175
Navient Corp., 7.25%, 9/25/2023	2,350,000	2,571,018
Navient Corp., 6.125%, 3/25/2024	2,196,000	2,278,350
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	7,045,000	7,172,691

		$36,150,913

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 2.7%
Aramark Services, Inc., 4.75%, 6/01/2026	$4,655,000	$4,874,204
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	5,125,000	5,387,656
JBS Investments GmbH, 7.25%, 4/03/2024	2,370,000	2,304,825
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	6,505,000	6,456,213
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,680,000	2,797,250
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,771,970
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	5,265,000	5,646,713
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,670,000	5,918,063

		$35,156,894
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$2,069,000	$1,065,535

Gaming & Lodging - 2.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$4,805,000	$5,034,919
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	4,675,000	5,050,169
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	817,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	3,990,000	4,134,638
MGM Resorts International, 6.625%, 12/15/2021	4,270,000	4,803,750
MGM Resorts International, 6%, 3/15/2023	3,185,000	3,527,388
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	4,875,000	4,978,594
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,775,000	2,858,250

		$31,205,208
Industrial - 0.4%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$5,330,000	$5,556,525

Insurance - Health - 0.5%
Centene Corp., 5.625%, 2/15/2021	$2,075,000	$2,158,000
Centene Corp., 6.125%, 2/15/2024	3,770,000	4,099,875

		$6,257,875
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,095,000	$5,477,125
CNH Industrial Capital LLC, 4.375%, 11/06/2020	6,635,000	6,950,163
CNH Industrial N.V., 4.5%, 8/15/2023	3,050,000	3,233,000
H&E Equipment Services Co., 7%, 9/01/2022	4,950,000	5,123,250

		$20,783,538
Major Banks - 1.2%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$4,172,000	$4,599,630
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	3,785,000	4,106,725

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
UBS AG, 6.875%, 12/29/2049	$5,590,000	$6,128,038

		$14,834,393
Medical & Health Technology & Services - 6.7%
AmSurg Corp., 5.625%, 7/15/2022	$3,820,000	$3,963,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	5,230,000	4,484,725
DaVita, Inc., 5.125%, 7/15/2024	1,100,000	1,130,938
DaVita, Inc., 5%, 5/01/2025	5,590,000	5,672,732
HCA, Inc., 7.5%, 2/15/2022	5,845,000	6,750,975
HCA, Inc., 5.875%, 3/15/2022	4,270,000	4,722,620
HCA, Inc., 5%, 3/15/2024	8,140,000	8,640,610
HCA, Inc., 5.375%, 2/01/2025	8,055,000	8,578,575
HCA, Inc., 5.875%, 2/15/2026	2,030,000	2,212,700
HealthSouth Corp., 5.125%, 3/15/2023	4,385,000	4,494,625
HealthSouth Corp., 5.75%, 11/01/2024	4,015,000	4,095,300
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	3,390,000	3,491,700
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	5,100,000	5,342,250
Quorum Health Corp., 11.625%, 4/15/2023	4,500,000	3,735,000
Tenet Healthcare Corp., 8%, 8/01/2020	2,538,000	2,579,243
Tenet Healthcare Corp., 8.125%, 4/01/2022	6,095,000	6,558,220
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	4,245,000	4,271,531
Universal Health Services, Inc., 7.625%, 8/15/2020	4,930,000	5,016,275

		$85,741,269
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$4,090,000	$4,320,063
Teleflex, Inc., 5.25%, 6/15/2024	2,965,000	3,098,425
Teleflex, Inc., 4.875%, 6/01/2026	2,525,000	2,600,750

		$10,019,238
Metals & Mining - 4.7%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$1,580,000	$1,639,250
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	4,400,000	4,532,000
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	845,000	869,294
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	7,372,000	7,998,620
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	4,545,000	4,391,606
GrafTech International Co., 6.375%, 11/15/2020	3,735,000	3,398,850
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,870,000	5,174,375
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	3,740,000	3,725,975
Kinross Gold Corp., 5.125%, 9/01/2021	2,535,000	2,692,643
Kinross Gold Corp., 5.95%, 3/15/2024	2,985,000	3,253,650
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,665,000	1,746,585
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,045,000	2,229,050
Novelis Corp., 5.875%, 9/30/2026 (z)	6,825,000	7,183,313

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Steel Dynamics, Inc., 5.125%, 10/01/2021	$1,725,000	$1,776,750
Steel Dynamics, Inc., 5.25%, 4/15/2023	720,000	749,700
Steel Dynamics, Inc., 5.5%, 10/01/2024	4,135,000	4,424,450
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	471,410
TMS International Corp., 7.625%, 10/15/2021 (n)	4,030,000	4,221,425

		$60,478,946
Midstream - 4.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$6,835,000	$6,988,788
DCP Midstream LP, 4.95%, 4/01/2022	2,122,000	2,177,703
DCP Midstream LP, 5.6%, 4/01/2044	1,440,000	1,368,000
DCP Midstream LP, 3.875%, 3/15/2023	2,620,000	2,554,500
Energy Transfer Equity LP, 7.5%, 10/15/2020	6,855,000	7,746,150
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,933,000	6,313,816
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,180,000	5,651,623
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	6,390,000	7,115,297
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,590,131
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	2,800,000	2,887,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	8,850,000	9,181,875
Williams Cos., Inc., 4.55%, 6/24/2024	5,585,000	5,787,456

		$60,362,839
Network & Telecom - 1.7%
CenturyLink, Inc., 6.45%, 6/15/2021	$2,105,000	$2,272,747
CenturyLink, Inc., 7.65%, 3/15/2042	2,750,000	2,549,745
Telecom Italia Capital, 6%, 9/30/2034	1,535,000	1,697,710
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	6,300,000	6,945,750
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	2,320,000	2,514,300
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	5,570,000	5,904,200

		$21,884,452
Oil Services - 0.9%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,629,000	$1,702,278
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	5,040,000	3,805,200
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	5,100,000	4,806,750
Weatherford International Ltd., 8.25%, 6/15/2023	959,000	973,385

		$11,287,613
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$3,425,000	$3,604,813
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	4,330,000	4,405,775

		$8,010,588

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.3%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,208,000	$3,885,690

Pharmaceuticals - 0.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$3,815,000	$3,757,775
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,985,000	3,895,338
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	4,490,000	4,433,875

		$12,086,988
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$6,605,000	$6,737,100

Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$6,485,000	$6,687,656
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	3,775,000	3,940,156

		$10,627,812
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$3,730,000	$3,851,225
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	5,180,000	5,413,100

		$9,264,325
Real Estate - Other - 1.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)	$1,405,000	$1,484,031
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	6,405,000	6,661,200
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	4,685,000	4,855,417
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	4,335,000	4,502,981
Starwood Property Trust, Inc., 5%, 12/15/2021	4,880,000	5,087,400

		$22,591,029
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$2,835,000	$3,005,100

Retailers - 1.4%
Dollar Tree, Inc., 5.75%, 3/01/2023	$5,270,000	$5,579,613
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,285,000	1,312,306
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	5,370,000	5,477,400
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	5,175,000	5,278,500

		$17,647,819
Specialty Chemicals - 1.5%
A Schulman, Inc., 6.875%, 6/01/2023	$6,340,000	$6,625,300
Koppers, Inc., 6%, 2/15/2025 (n)	5,310,000	5,655,150
Univar USA, Inc., 6.75%, 7/15/2023 (n)	6,840,000	7,164,900

		$19,445,350

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Stores - 0.8%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,425,000	$4,909,625
Group 1 Automotive, Inc., 5%, 6/01/2022	5,735,000	5,849,700

		$10,759,325
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$6,640,000	$6,241,600

Telecommunications - Wireless - 4.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$3,070,000	$3,261,875
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	4,840,000	5,299,800
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	1,731,000	1,537,128
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	5,833,000	5,577,806
SFR Group S.A., 7.375%, 5/01/2026 (n)	5,240,000	5,672,300
Sprint Capital Corp., 6.875%, 11/15/2028	3,190,000	3,477,100
Sprint Corp., 7.875%, 9/15/2023	2,440,000	2,769,400
Sprint Corp., 7.125%, 6/15/2024	9,240,000	10,129,350
Sprint Nextel Corp., 6%, 11/15/2022	3,060,000	3,228,300
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	497,563
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,235,000	2,402,625
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,795,000	2,962,700
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,100,000	3,448,750
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,060,000	3,304,800

		$53,569,497
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,999,750
Level 3 Financing, Inc., 5.375%, 5/01/2025	4,800,000	5,100,000

		$7,099,750
Transportation - Services - 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$2,710,000	$2,113,800
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,110,000	1,080,863
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,185,000	2,548,000

		$5,742,663
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/2024	$3,075,000	$2,886,656
Calpine Corp., 5.75%, 1/15/2025	3,505,000	3,272,794
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,239,625
Covanta Holding Corp., 5.875%, 3/01/2024	3,290,000	3,207,750
Covanta Holding Corp., 5.875%, 7/01/2025	3,035,000	2,962,919
NRG Energy, Inc., 6.625%, 3/15/2023	4,625,000	4,789,766
NRG Energy, Inc., 7.25%, 5/15/2026	3,855,000	4,076,663
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (z)	685,000	722,675

		$24,158,848
Total Bonds (Identified Cost, $1,162,470,152)		$1,200,406,067

14

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 2.5%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 4.29%, 2/28/2020	$2,909,375	$2,918,830

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.81%, 10/31/2023	$5,002,165	$5,026,040
HD Supply, Inc., Term Loan B, 4.05%, 8/13/2021	1,453,518	1,455,790

		$6,481,830
Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.42%, 8/17/2023	$2,268,288	$2,279,187
Sabre GLBL, Inc., Term Loan B, 3.94%, 2/22/2024	1,782,244	1,795,292

		$4,074,479
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$2,330,589	$2,342,242

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.18%, 6/23/2022	$1,681,560	$1,688,917

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.55%, 4/13/2024	$1,024,367	$1,031,282
Six Flags Theme Parks, Inc., Term Loan B, 3.53%, 6/30/2022	1,791,200	1,802,956

		$2,834,238
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.27%, 10/25/2023	$1,762,038	$1,769,087

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 4.04%, 6/24/2021	$3,364,661	$3,389,896

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.52%, 3/16/2024	$1,867,035	$1,875,982

Utilities - Electric Power - 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.47%, 5/03/2020	$4,880,026	$4,880,026
Total Floating Rate Loans (Identified Cost, $32,117,369)		$32,255,527

Common Stocks - 0.2%
Oil Services - 0.2%
LTRI Holdings LP (a) (Identified Cost, $1,188,000)	3,300	$2,935,086

15

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.6%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 1.08% (v) (Identified Cost, $32,909,368)	32,910,334	$32,910,334
Total Investments (Identified Cost, $1,228,684,889)		$1,268,507,014

Other Assets, Less Liabilities - 1.3%		17,264,812
Net Assets - 100.0%		$1,285,771,826

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $563,849,890, representing 43.9% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025	6/28/17-7/06/17	$3,047,231	$3,107,313
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	1,464,258	1,484,031
Dae Funding LLC, 5%, 8/01/2024	7/21/17-7/26/17	5,441,437	5,494,300
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/09/17-6/28/17	5,244,265	5,437,904
Novelis Corp., 5.875%, 9/30/2026	5/12/17-6/14/17	7,071,118	7,183,313
Pattern Energy Group, Inc., 5.875%, 2/01/2024	7/19/17	720,859	722,675
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-7/21/17	4,237,692	4,205,250
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	1,402,000	1,423,030
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	1,570,492	1,588,725
Total Restricted Securities			$30,646,541
% of Net assets			2.4%

16

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Liability Derivatives
USD 2,301,788	EUR 2,033,642	Goldman Sachs International	8/10/2017	$(106,658)

Futures Contracts at 7/31/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	233	$29,332,516	September - 2017	$(10,016)

At July 31, 2017, the fund had cash collateral of $267,950 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,195,775,521)	$1,235,596,680
Underlying affiliated funds, at value (identified cost, $32,909,368)	32,910,334
Total investments, at value (identified cost, $1,228,684,889)	$1,268,507,014
Cash	2,516,750
Deposits with brokers for futures contracts	267,950
Receivables for
Daily variation margin on open futures contracts	14,568
Investments sold	9,666,102
Fund shares sold	78,452
Interest	18,969,724
Other assets	2,380
Total assets	$1,300,022,940
Liabilities
Payables for
Forward foreign currency exchange contracts	$106,658
Investments purchased	10,199,724
Fund shares reacquired	3,873,700
Payable to affiliates
Administrator	192
Shareholder servicing costs	11
Accrued expenses and other liabilities	70,829
Total liabilities	$14,251,114
Net assets	$1,285,771,826
Net assets consist of
Paid-in capital	$1,310,480,160
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	39,706,887
Accumulated net realized gain (loss) on investments and foreign currency	(61,547,369)
Accumulated distributions in excess of net investment income	(2,867,852)
Net assets	$1,285,771,826
Shares of beneficial interest outstanding	136,455,191
Net asset value per share (net assets of $1,285,771,826 / 136,455,191 shares of beneficial interest outstanding)	$9.42

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$38,729,635
Dividends from underlying affiliated funds	133,130
Total investment income	$38,862,765
Expenses
Shareholder servicing costs	20
Administrative services fee	8,679
Custodian fee	71,443
Shareholder communications	3,609
Audit and tax fees	20,879
Legal fees	8,585
Pricing service fees	9,751
Miscellaneous	15,282
Total expenses	$138,248
Fees paid indirectly	(4,835)
Net expenses	$133,413
Net investment income (loss)	$38,729,352
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$4,040,857
Underlying affiliated funds	(2,724)
Futures contracts	(391,157)
Foreign currency	(94,202)
Net realized gain (loss) on investments and foreign currency	$3,552,774
Change in unrealized appreciation (depreciation)
Investments	$18,601,874
Futures contracts	(10,016)
Translation of assets and liabilities in foreign currencies	(96,385)
Net unrealized gain (loss) on investments and foreign currency translation	$18,495,473
Net realized and unrealized gain (loss) on investments and foreign currency	$22,048,247
Change in net assets from operations	$60,777,599

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/17 (unaudited)	Year ended 1/31/17
From operations
Net investment income (loss)	$38,729,352	$89,909,538
Net realized gain (loss) on investments and foreign currency	3,552,774	(39,199,293)
Net unrealized gain (loss) on investments and foreign currency translation	18,495,473	184,016,060
Change in net assets from operations	$60,777,599	$234,726,305
Distributions declared to shareholders
From net investment income	$(40,636,181)	$(93,907,378)
Change in net assets from fund share transactions	$(156,166,609)	$(69,688,168)
Total change in net assets	$(136,025,191)	$71,130,759
Net assets
At beginning of period	1,421,797,017	1,350,666,258
At end of period (including accumulated distributions in excess of net investment income of $2,867,852 and $961,023, respectively)	$1,285,771,826	$1,421,797,017

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/17		Years ended 1/31			Period ended 1/31/14 (c)
			2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$9.28		$8.41	$9.47	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.56	$0.57	$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		0.90	(1.03)	(0.29)	(0.04)
Total from investment operations	$0.42		$1.46	$(0.46)	$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.59)	$(0.59)	$(0.63)	$(0.59)
From net realized gain on investments	—		—	(0.01)	(0.07)	(0.07)
Total distributions declared to shareholders	$(0.28)		$(0.59)	$(0.60)	$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.42		$9.28	$8.41	$9.47	$9.85
Total return (%) (r)(s)(x)	4.56	(n)	17.77	(5.23)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.02	0.02	0.03	0.02	(a)
Expenses after expense reductions (f)	N/A		N/A	N/A	0.03	0.02	(a)
Net investment income (loss)	5.73	(a)	6.28	6.19	6.18	6.54	(a)
Portfolio turnover	22	(n)	44	33	43	42	(n)
Net assets at end of period (000 omitted)	$1,285,772		$1,421,797	$1,350,666	$1,337,532	$1,113,709

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management has completed its evaluation of the Rule’s Regulation S-X amendments and believes that the fund’s financial statement presentation will be in compliance for reporting periods ending after August 1, 2017.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

23

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

24

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$2,935,086	$2,935,086
U.S. Corporate Bonds	—	1,023,075,463	—	1,023,075,463
Foreign Bonds	—	177,330,604	—	177,330,604
Floating Rate Loans	—	32,255,527	—	32,255,527
Mutual Funds	32,910,334	—	—	32,910,334
Total Investments	$32,910,334	$1,232,661,594	$2,935,086	$1,268,507,014

Other Financial Instruments
Futures Contracts – Liabilities	$(10,016)	$—	$—	$(10,016)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(106,658)	—	(106,658)

For further information regarding security characteristics, see the Portfolio of Investments.

25

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/17	$—
Received as part of a corporate action	2,935,086
Balance as of 7/31/17	$2,935,086

At July 31, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(10,016)
Foreign Exchange	Forward Foreign Currency Exchange	(106,658)
Total		$(116,674)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(391,157)	$—
Foreign Exchange	—	(96,220)
Total	$(391,157)	$(96,220)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(10,016)	$—
Foreign Exchange	—	(97,238)
Total	$(10,016)	$(97,238)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers”, respectively. Securities pledged as collateral or margin for the same purpose, if any, are

27

Notes to Financial Statements (unaudited) – continued

noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

28

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/17
Ordinary income (including any short-term capital gains)	$93,907,378

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/17
Cost of investments	$1,228,684,888
Gross appreciation	50,528,717
Gross depreciation	(10,706,591)
Net unrealized appreciation (depreciation)	$39,822,126

As of 1/31/17
Undistributed ordinary income	7,265,610
Capital loss carryforwards	(60,242,707)
Other temporary differences	(8,235,470)
Net unrealized appreciation (depreciation)	16,362,815

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,907,045)
Long-Term	(53,335,662)
Total	$(60,242,707)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2017, these costs amounted to $20. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.0013% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

31

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2017, the fee paid by the fund under this agreement was $1,284 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $286,506,929 and $453,275,110, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/17		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares sold	6,829,199	$63,688,913	16,824,911	$150,909,641
Shares issued to shareholders in reinvestment of distributions	4,334,611	40,636,181	10,438,896	93,907,378
Shares reacquired	(27,847,571)	(260,491,703)	(34,707,692)	(314,505,187)
Net change	(16,683,761)	$(156,166,609)	(7,443,885)	$(69,688,168)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 72%, 20%, 7%, and 1%, respectively, of the value of outstanding voting shares of the fund.

32

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2017, the fund’s commitment fee and interest expense were $4,918 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,194,325	250,277,950	(243,561,941)	32,910,334

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,724)	$—	$133,130	$32,910,334

33

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,143,292,292.602	81,666,809.253
John A. Caroselli	5,142,083,705.059	82,875,402.956
Maureen R. Goldfarb	5,147,580,093.111	77,379,008.744
David H. Gunning	5,130,747,224.761	94,211,877.094
Michael Hegarty	5,138,308,267.148	86,650,840.867
John P. Kavanaugh	5,145,198,911.798	79,760,196.217
Robert J. Manning	5,144,882,738.176	80,076,369.839
Clarence Otis, Jr.	5,141,028,114.888	83,931,001.158
Maryanne L. Roepke	5,153,606,820.921	71,352,280.935
Robin A. Stelmach	5,150,556,155.639	74,402,946.216
Laurie J. Thomsen	5,146,363,456.901	78,595,644.954

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the

35

Board Review of Investment Advisory Agreement – continued

Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period ended December 31, 2016 relative to the Lipper performance universe. The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage

36

Board Review of Investment Advisory Agreement – continued

of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

39

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2017

MFS® MUNICIPAL

HIGH INCOME FUND

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs although the U.S. Federal Reserve has continued to gradually hike interest rates. However, rates in most developed markets remain very low, with major non-U.S. central banks just beginning to contemplate curbing accommodative monetary policies.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation as wage growth remains muted. Europe has benefited from diminishing event risks as establishment candidates won both the Dutch and French elections, averting fears of creeping populism. Emerging market economies are experiencing a more tepid recovery amid concerns that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

September 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue-Long Term Care	14.6%
Healthcare Revenue-Hospitals	13.9%
Tobacco	8.9%
Universities-Secondary Schools	7.3%
Universities-Colleges	5.9%
General Obligations-General Purpose	4.5%
Miscellaneous Revenue-Other	4.1%
General Obligations-Schools	3.6%
Industrial Revenue-Airlines	3.6%
Tax Assessment	3.1%

Composition including fixed income credit quality (a)(i)
AAA	1.4%
AA	5.6%
A	19.5%
BBB	24.7%
BB	13.6%
B	7.5%
CCC	2.5%
CC	0.4%
C	0.1%
D	2.7%
Not Rated	21.1%
Cash & Cash Equivalents	1.3%
Other	(0.4)%

Portfolio facts (i)
Average Duration (d)	7.2
Average Effective Maturity (m)	17.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of July 31, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2017 through July 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2017 through July 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/17	Ending Account Value 7/31/17	Expenses Paid During Period (p) 2/01/17-7/31/17
A	Actual	0.65%	$1,000.00	$1,047.63	$3.30
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
B	Actual	1.42%	$1,000.00	$1,042.33	$7.19
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
C	Actual	1.65%	$1,000.00	$1,041.13	$8.35
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
I	Actual	0.65%	$1,000.00	$1,046.27	$3.30
	Hypothetical (h)	0.65%	$1,000.00	$1,021.57	$3.26
R6	Actual (i)	0.56%	$1,000.00	$1,005.04	$0.92
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, June 2, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Actual Expenses of class R6, which is multiplied by 60/365 (to reflect the period from the commencement of the class’s investment operations, June 2, 2017, through July 31, 2017). For Hypothetical Expenses paid, it is assumed that class R6 was in existence for the entire six month period ended July 31, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.40%, $7.09, and $7.00 for Class B. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.1%
Issuer	Shares/Par	Value ($)
Alabama - 1.1%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,630,000	$1,801,025
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,872,035
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,340,171
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,864,515
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,462,020
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	4,958,225
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,560,956
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,595,000	1,569,751
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,488,131
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	582,015
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	669,638
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	669,173
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,199,167
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	1,165,000	1,171,093
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	1,210,000	1,245,659
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,360,000	1,457,199
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	1,995,000	2,157,293
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,812,484
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,405,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	$1,635,000	$1,821,014

		$42,106,652
Alaska - 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$970,148
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,398,854
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041 (Prerefunded 10/01/2019)	3,315,000	3,783,708
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 6/01/2046	4,745,000	4,512,637

		$10,665,347
Arizona - 1.8%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	$3,150,000	$3,382,785
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	1,956,721
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	5,111,391
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,035,000	2,124,113
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	730,653
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,015,000	3,112,324
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,735,000	1,789,843
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,330,861
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	873,639
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,734,277
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,830,799
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	881,300
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	709,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	$3,970,000	$4,224,953
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,322,389
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,231,872
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,473,286
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,155,000	3,604,367
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,599,736
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	4,014,999
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,314,478
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,602,979
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5%, 2/01/2018	1,500,000	1,509,165
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,092,795
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,490,574
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	1,675,000	1,781,664
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,354,139

		$72,185,120
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$405,672
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	602,451
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	6,455,000	1,875,629
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	5,052,328

		$7,936,080
California - 7.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,411,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	$7,550,000	$3,315,281
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,339,144
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,299,361
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,490,619
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,429,620
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	18,670,153
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	2,999,334
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	3,525,000	4,024,951
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	8,400,000	8,532,216
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,622,097
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,703,200
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,110,142
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,422,017
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	1,915,000	2,023,159
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	3,500,000	3,625,335
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,561,227
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	525,056
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,576,678
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,445,022
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	237,529
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,635,879
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	1,031,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Calplant I Project), 8%, 7/01/2039	$8,405,000	$9,191,792
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,815,910
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,354,706
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,975,000	2,980,087
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	240,002
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	481,619
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	474,850
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,726,653
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	736,263
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	949,787
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,343,060
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	792,860
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	821,537
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	481,349
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,234,606
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	425,000	448,464
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	612,042
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	584,398
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	667,517
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	250,000	264,878

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	$430,000	$463,003
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	505
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	780,436
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	975,476
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,243,949
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	590,117
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	1,385,000	1,417,991
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,801,328
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,518,189
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,902,750
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	518,549
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	1,465,000	1,625,725
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	555,000	598,257
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	836,940
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,415,045
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,765,500
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,244,440
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	6,692,455
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	12,241,536
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	12,014,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	$1,000,000	$1,142,120
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,734,968
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,540,000	1,542,017
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	470,000	471,020
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,548,778
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	618,128
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,125,000	2,212,274
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,064,310
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,065,550
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,321,870
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	7,630,000	8,191,034
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,132,822
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,520,274
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,440,000	2,454,982
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	2,096,985
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,183,604
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,721,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	$3,010,000	$1,799,258
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	2,735,000	3,136,854
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	1,185,000	1,220,242
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,359,076
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,722,128
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,931,510
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,968,709
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,096,640
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,635,450
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,738,986
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	481,449
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	3,043,726
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	499,208
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	373,243
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	626,251
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,453,200
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,130,380
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,123,810
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,856,926
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	564,454
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,759,712
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	420,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	$7,025,000	$5,720,879
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	3,010,732
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,688,440
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,585,806
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,802,125
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	2,948,898
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,360,000	1,566,706
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	4,080,000	4,608,401
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,035,500
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,077,520
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	742,290
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	7,022,580
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,128,028
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	253,071
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	6,545,000	7,307,100
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,019,210
State of California, 5%, 5/01/2044	3,710,000	4,265,276
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	600,000	674,622
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	700,000	704,312
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,560,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	$2,270,000	$857,175

		$304,424,286
Colorado - 2.6%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$2,000,000	$1,988,120
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,289,175
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	341,265
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	608,154
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	426,596
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	460,535
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,131,402
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	525,471
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	388,696
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	383,184
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	895,664
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	778,020
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	985,995
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,046,580
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,705,870
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,389,239
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/2037	2,190,000	2,189,891
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,758,591
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	117,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	$4,295,000	$4,601,448
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,863,541
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	887,420
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	809,312
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,338,842
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,408,024
Colorado High Performance Transportation Enterprise Senior Rev. (C-470 Express Lanes), 5%, 12/31/2056	2,890,000	3,160,793
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	562,183
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,373,045
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	14,295,000	14,368,190
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	4,705,000	4,732,948
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,215,049
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	764,762
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	2,027,052
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,885,932
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	853,751
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,893,165
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	210,000	212,778
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	4,440,000	4,741,121
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,687,161
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	2,396,000	359,328
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	404,000	421,606

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	$824,000	$860,874

		$103,438,442
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$1,525,000	$1,517,177
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	3,730,000	3,975,621
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	9,005,705
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	5,000,000	5,720,650
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,010,000	2,113,555
Hartford County, CT, “C”, AGM, 5%, 11/01/2030	3,300,000	3,816,516
Hartford County, CT, “C”, AGM, 5%, 11/01/2031	2,830,000	3,252,038
Hartford County, CT, “C”, AGM, 5%, 11/01/2029	3,325,000	3,873,592
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,180,000	7,596,009
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	4,210,000	4,244,522

		$45,115,385
Delaware - 0.2%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$920,000	$945,732
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,663,286
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	941,407
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,071,674
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,255,218
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2036	285,000	311,514
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,498,966
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2046	300,000	324,552

		$8,012,349

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.6%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,845,000	$3,067,991
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	805,464
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	420,000	491,555
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,095,000	1,268,634
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,155,000	1,156,040
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,165,000	1,156,064
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	765,000	759,132
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,448,126
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	4,758,850
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,108,843
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	955,676

		$23,976,375
Florida - 6.7%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,265,373
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,176,182
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,119,878
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,487,338
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,375,620
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,185,750
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/2036	255,000	255,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	$1,185,000	$1,185,095
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	295,000	325,680
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	315,000	351,531
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, “A-2”, 6.9%, 5/01/2036	35,000	38,640
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 8%, 2/01/2030 (Put Date 1/01/1900)	1,591,200	1,272,801
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	741,377
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	344,054
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,462,790
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	5,034,022
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,808,775
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	2,390,000	2,396,955
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	879,150
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,655,428
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	301,311
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	301,800
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	4,970,000	5,527,485
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	817,212
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	1,740,000	1,739,983
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	559,384

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	$395,000	$433,295
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	679,880
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	797,494
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,840,955
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,470,645
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,103,060
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,372,751
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,829,810
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.25%, 6/15/2036	1,155,000	1,191,764
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	1,980,000	2,044,073
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,671,743
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,093,325
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,659,312
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	13,110,000	14,718,335
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,363,569
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,096,300
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,533,465
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	3,860,000	3,919,637
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,445,000	1,545,659
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,649,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	$4,700,000	$4,928,091
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	790,000	807,238
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,380,000	1,408,014
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,520,000	2,555,708
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,907,942
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,831,328
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,765,000	1,765,035
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,830,000	4,692,587
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,632,280
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038 (Prerefunded 5/01/2018)	690,000	720,229
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	855,000	856,488
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,587,456
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	8,614,450
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,056,599
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	384,026
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,215,340
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	372,297
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	10,380,881
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	330,000	296,584
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,294,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	$740,000	$783,083
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,116,422
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	555,000	583,682
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	990,000	1,040,035
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	865,510
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	4,140,000	4,139,752
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,106,450
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,414,360
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	352,809
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	393,590
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	705,000	708,560
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	390,000	386,334
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	490,530
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,326,256
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,488,812
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	825,080
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,378,820
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	920,540
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	514,055
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,354,519
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	444,861
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	$1,710,000	$664,797
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	230,000	230,025
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,964,963
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	3,240,000	3,243,046
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	395,000	395,328
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),“A”, 7.375%, 11/15/2041	3,900,000	4,328,220
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	4,150,000	4,172,701
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	2,505,000	2,517,675
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/2027 (n)	1,840,000	1,848,078
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,235,700
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,834,707
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,485,712
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,447,004
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,807,521
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	525,000	366,975
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	177,594
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	161,766
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	347,417
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,028,846

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	$5,935,000	$6,451,048
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,914,104
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	3,500,000	3,763,725
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,099,106
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,299,973
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,175,000	4,204,559
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	320,000	323,245
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	5,090,261
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,199,233
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,680,000	1,680,588
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	790,000	434,216
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	150,000	149,817
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,031,560
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	470,000	482,540
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	916,546
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,702,628

		$268,565,589
Georgia - 1.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,168,841
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,169,572
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,216,635
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,758,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$580,000	$645,621
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,125,717
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,197,757
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	7,809,492
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,130,000	1,193,845
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,729,628
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	4,610,000	4,610,415
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,292,749
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	145,013
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	4,086,309
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	2,330,000	2,451,113
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	4,360,000	4,586,633
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	2,880,000	3,025,987
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	1,960,000	2,034,735
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	920,000	1,020,795
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,844,332

		$53,113,752
Guam - 0.5%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$12,773,369
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,030,305
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	3,055,000	3,220,917

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	$1,115,000	$1,264,700
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	392,041
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,767,096

		$20,448,428
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$945,000	$1,092,722
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,402,260
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,075,289
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,139,558
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,138,267
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	11,382,387

		$18,230,483
Idaho - 0.0%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$906,883

Illinois - 9.4%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,234,210
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,688,028
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	4,115,000	4,125,329
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	840,000	842,134
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	2,880,000	2,887,574
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,675,000	1,679,389
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,455,851
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	1,500,000	1,504,620
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,044,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5.25%, 1/01/2028	$2,095,000	$2,181,649
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,425,377
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	1,923,053
Chicago, IL, “A”, 5%, 1/01/2040	2,775,000	2,774,889
Chicago, IL, “A”, AGM, 5%, 1/01/2022	50,000	50,169
Chicago, IL, “A”, AGM, 5%, 1/01/2022	785,000	790,495
Chicago, IL, “A”, AGM, 5%, 1/01/2023	20,000	20,147
Chicago, IL, “A”, AGM, 5%, 1/01/2023	505,000	508,535
Chicago, IL, “A”, AGM, 5%, 1/01/2024	25,000	25,084
Chicago, IL, “A”, AGM, 5%, 1/01/2025	70,000	70,490
Chicago, IL, “A”, AGM, 5%, 1/01/2026	50,000	50,238
Chicago, IL, “A”, AGM, 5%, 1/01/2027	295,000	299,817
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	15,806,772
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	815,000	817,584
Chicago, IL, “A”, AGM, 5%, 1/01/2034	4,585,000	4,647,860
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,935,000	5,015,589
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	5,070,000	5,083,081
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	1,500,000	1,503,765
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,732,414
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,257,289
Chicago, IL, “B”, AGM, 4.75%, 1/01/2032	2,190,000	2,196,942
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,070,132
Chicago, IL, “C”, NATL, 5%, 1/01/2023	640,000	647,616
Chicago, IL, “C”, NATL, 5%, 1/01/2028	315,000	318,128
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,915,000	5,972,730
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,694,238
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	4,465,000	4,476,520
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	787,042
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	835,000	678,538
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	2,818,140
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	4,345,000	4,439,591
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	5,655,000	5,778,109
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	4,575,000	4,635,527
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	2,550,000	2,557,599
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,775,801
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,787,288
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2019	1,105,000	1,023,042
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	7,353,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	$1,810,000	$1,470,842
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,188,279
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	2,333,760
Chicago, IL, Board of Education, (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	895,984
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	14,215,000	15,406,501
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	7,105,000	7,287,812
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, FRN, 9%, 3/01/2032	2,340,000	2,336,771
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-2”, FRN, 7.5%, 3/01/2035	5,025,000	5,022,488
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	6,890,000	6,981,361
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	1,630,000	1,651,500
Chicago, IL, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,110,757
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,600,000	3,861,972
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	450,000	465,071
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	766,280
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	379,940
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,536,341
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,762,516
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	4,590,000	5,281,208
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,055,000	1,190,747
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	588,087
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	913,000	912,973
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,199,660
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	738,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	$1,800,000	$1,889,838
Illinois Finance Authority Rev., 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	39,724
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,671,655
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,911,070
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	790,081
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,748,964
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,225,260
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,220,200
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	3,600,000	3,754,188
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,848,871
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,550,833
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	3,890,000	3,891,206
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	3,980,517
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	720,140
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,652,210
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,303,850
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,344,803
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,830,761
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	740,000	840,699
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	550,000	621,643
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 2.209%, 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,075,553
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	4,346,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	$2,625,000	$2,822,794
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	15,240,000	14,182,344
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	5,894,542
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	4,125,000	4,669,376
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,505,057
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,677,497
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,417,191
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,675,230
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,848,440
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	1,875,000	2,065,894
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,308,774
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	560,000	638,098
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	3,110,000	3,173,226
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	14,375,000	16,378,156
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	1,600,000	1,622,992
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,490,600
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,778,000	2,784,973
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,587,924
State of Illinois, 5%, 1/01/2028	550,000	575,218
State of Illinois, 5.25%, 7/01/2028	2,700,000	2,884,950
State of Illinois, 5%, 11/01/2028	2,595,000	2,808,750
State of Illinois, 5%, 2/01/2029	2,820,000	3,046,446
State of Illinois, 4.125%, 11/01/2031	485,000	474,820
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,235,432
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	6,818,892
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,131,408
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,307,450

		$375,110,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 1.7%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,276,180
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	6,955,000	7,513,347
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	3,205,000	3,406,595
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	3,005,000	3,171,747
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,811,981
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,249,482
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	502,453
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,221,355
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,241,336
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,723,698
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,487,711
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	4,020,000	4,315,189
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,489,016
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	5,135,278
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	3,600,000	3,637,404
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,445,000	1,591,566
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,194,969
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	13,048,586

		$68,017,893
Iowa - 0.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043 (Prerefunded 6/01/2018)	$3,000,000	$3,127,350
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	907,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	$1,480,000	$1,670,476
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	803,839
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,990,000	2,062,297
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	370,000	385,374
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	905,000	972,739
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	905,000	972,993
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	105,000	112,214
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,835,000	1,960,092
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,247,626
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	12,365,000	12,154,424

		$29,377,176
Kansas - 0.7%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/2030	$2,600,000	$2,612,688
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	3,600,000	3,956,652
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,640,025
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,531,759
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	666,469
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,186,078
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029 (Prerefunded 5/15/2019)	1,555,000	1,720,779
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,326,511
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,099,320
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	645,773
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,454,801
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	506,470

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	$1,740,000	$1,956,995

		$27,304,320
Kentucky - 2.0%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,160,238
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,918,731
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,329,094
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	5,129,402
Kentucky Economic Development Finance Authority Health Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,880,392
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	6,255,000	7,169,669
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	1,955,000	2,247,683
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,526,092
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	6,944,444
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,704,684
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,668,430
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,835,008
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	815,000	847,315
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	3,460,000	3,929,868

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2037	$1,250,000	$1,376,400
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2041	8,475,000	9,265,294
Kentucky Economic Development Finance Authority, Hospital Rev. (Baptist Healthcare System Obligated Group), “B”, 5%, 8/15/2046	5,245,000	5,706,770
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2037	3,040,000	3,352,603
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2041	1,995,000	2,182,949
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5.25%, 6/01/2041	1,555,000	1,738,490
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2045	2,490,000	2,713,926
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,755,189
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,957,551
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,661,655

		$80,001,877
Louisiana - 1.5%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,743,045
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,494,880
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,192,020
Louisiana Local Government, Environmental Facilities & Community Development Authority Refunding Bonds Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	919,881
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	6,355,000	6,394,401
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,188,762
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,638,567
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	5,000,000	5,056,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	$2,990,000	$3,381,002
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,542,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,555,620
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,891,156
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,843,448
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	3,879,509
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	2,050,000	2,169,577
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	992,110
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,693,913
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,233,857
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2030	3,000,000	3,498,120

		$61,308,018
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	$6,170,000	$6,460,422

Maryland - 1.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,362,570
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,851,716
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	1,465,000	1,645,019
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,300,000	1,452,724
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,090,000	2,329,911
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,755,000	1,867,899
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	2,600,000	2,768,506
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,213,191

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	$2,930,000	$3,005,711
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,155,000	3,150,394
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	885,000	951,756
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,638,767
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,757,754
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,536,230
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	955,090
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,235,527
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,716,792

		$39,439,557
Massachusetts - 2.7%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	$2,535,000	$2,955,050
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,289,868
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	685,000	748,965
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	685,000	764,378
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	510,000	576,137
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,250,000	1,427,813
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,639,457
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,394,016
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	934,098
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,119,693

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2034	$3,235,000	$3,636,852
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,745,000	1,957,384
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	840,000	848,030
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	904,049
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	226,473
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	542,535
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	58,153	56,340
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	6,812
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	1,350,000	1,513,337
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	2,080,000	2,341,830
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	65,000	67,274
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	190,126
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	512,852
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,646,358
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	943,328
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	547,214
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	445,000	505,302
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	325,000	368,160
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,889,458
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,250,894
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,090,996
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,098,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	$3,585,000	$3,589,445
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	11,780,000	11,805,445
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	741,506
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	975,000	1,030,868
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	665,000	697,312
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,200,000	1,255,608
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	270,970
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,170,000	1,219,912
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,220,000	1,275,791
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	20,650,000	20,230,897
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	3,900,000	4,286,139
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030	2,230,000	2,430,254
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	60,000	63,741
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	1,105,000	1,174,814
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	369,781
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	2,760,000	2,786,386

		$107,222,063
Michigan - 2.3%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	$3,270,000	$3,489,908
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	3,275,000	3,583,178
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	9,635,000	10,707,376

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	$3,190,000	$3,504,024
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	401,936
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,231,730
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	569,968
Great Lakes Water Authority, Michigan Sewage Disposal System Rev., “B”, AGM, 5%, 7/01/2034	5,180,000	5,954,565
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,390
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,050,976
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	664,953
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	841,192
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,247,324
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,800,940
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	969,509
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,286,025
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,493,454
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,581,506
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	977,359
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,458,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	$2,280,000	$2,553,805
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,873,252
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	6,185,000	6,565,687
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,562,766
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	853,578
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,168,356
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	7,491,572
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	1,978,547
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	1,963,229
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,456,878
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	841,755
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	636,606
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,365,228
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,400,313

		$90,276,497
Minnesota - 0.3%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$526,765
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,179,370
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,510,000	1,607,365
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	704,958
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	252,948
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	424,733
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	695,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	$1,260,000	$1,525,104
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	257,933
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,288,350

		$10,463,342
Mississippi - 0.3%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	$3,660,000	$2,776,622
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,104,204
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,570,846

		$10,451,672
Missouri - 0.8%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$897,377
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,141,626
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,691,903
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	518,094
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,738,968
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,413,436
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,969,676
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,442,935
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	495,000	545,742
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	795,000	846,667
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,170,000	1,243,710

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	$1,040,000	$1,103,887
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,340,000	1,337,253
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	706,551
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	496,135
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,320,000	1,316,066
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,211,921
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,074,782
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,663,802
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	3,915,000	3,999,525

		$31,360,056
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	$675,000	$686,840
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,730,000	1,827,935

		$2,514,775
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$1,715,000	$1,750,175
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,236,333

		$3,986,508
New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,935,000	$5,456,284
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	790,000	887,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	$985,000	$982,429
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,906,665
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,885,315
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,002,874
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	1,983,027
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,944,279

		$22,048,090
New Jersey - 6.4%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$295,000	$337,471
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	390,000	439,979
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	548,545
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,500,000	2,500,350
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	365,000	417,118
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	487,874
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	489,834
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	755,729
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,802,791
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,417,126
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	170,000	179,115
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,767,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	$9,985,000	$11,537,168
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/2018	630,000	643,362
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,677,796
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	677,859
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,379,580
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,474,758
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,785,025
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	114,118
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	679,987
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	787,316
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,079,402
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,630,166
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	370,468
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	360,074
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,074,265
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,174,703
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	583,095
New Jersey Economic Development Authority Rev., School Facilities Construction, “N-1”, AMBAC, 5.5%, 9/01/2026	4,490,000	5,152,051
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	6,590,000	6,935,118

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	$7,870,000	$8,512,035
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,280,299
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,054,434
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,702,122
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	4,786,709
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,335,000	1,357,922
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/2038 (Prerefunded 7/01/2018)	8,000,000	8,418,960
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,480,119
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	7,250,000	6,975,370
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,960,000	2,961,066
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,860,000	1,912,824
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	17,035,000	17,098,881
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	31,335,000	29,730,335
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	77,205,000	73,693,717
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,821,403
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AMBAC, 0%, 12/15/2035	4,750,000	2,052,380
New Jersey Transportation Trust Fund Authority, Transportation Systems, Capital Appreciation, “C”, AMBAC, 0%, 12/15/2036	12,405,000	5,091,632

		$255,189,616
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$13,067,776
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,580,885

		$14,648,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 4.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$2,543,051
Build NYC Resource Corp Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,239,716
Build NYC Resource Corp. Rev. (Federally Taxable, International Leadership Charter High School Project), “B”, 5%, 7/01/2021	200,000	197,546
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,629,867
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,726,828
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	3,360,000	3,616,133
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	580,000	581,676
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	7,565,000	1,906,910
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	6,539,751
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,945,000	2,255,480
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	1,285,000	1,477,750
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	868,069
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,333,777
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,078,308
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	800,000	885,040
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,570,000	1,680,716
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	975,000	1,038,707
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,089,080
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,647,765
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,015,000	3,028,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$23,140,000	$29,085,823
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	12,985,000	14,062,755
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,490,400
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	3,970,000	4,730,057
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,158,079
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,280,000	8,899,841
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,185,000	5,542,247
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	9,970,000	10,781,458
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,424,150
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/2049	10,000,000	10,924,600
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,091,647
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	505,000	543,047
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	510,000	549,632
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,658,791
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	3,000,000	2,982,450
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,736,015
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,116,686
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	6,070,000	6,079,894
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	922,358
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	454,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	$3,020,000	$3,305,813
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/2044	2,010,000	2,043,507
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Convertible Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/2044	3,615,000	3,210,915
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	5,620,000	5,620,112

		$195,779,487
North Carolina - 0.4%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	$3,585,000	$3,924,105
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,542,795
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,260,000	1,310,589
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	355,000	404,874
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	120,000	136,222
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,030,000	1,125,100
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,310,000	1,365,767
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	750,000	774,098
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,102,068
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,228,449
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	883,793
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	563,398
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,383,946
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,076,361

		$17,821,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$670,000	$702,234
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,460,000	1,567,967

		$2,270,201
Ohio - 7.3%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,828,445
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,792,660
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	24,530,000	22,935,550
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,545,504
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	26,600,000	25,136,202
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,238,370
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	21,225,000	19,792,737
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	79,705,000	78,610,650
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	11,535,000	11,534,193
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	2,069,922
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,531,047
Butler County, OH, Hospital Facilities Rev., Unrefunded Balance, (UC Health), 5.5%, 11/01/2040	3,615,000	4,001,444
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	980,766
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,614,540
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	962,342
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,082,687
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,115,000	1,219,487
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,397,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	$875,000	$973,814
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	13,520,000	15,012,473
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,513,018
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,216,030
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,265,000	9,521,445
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043 (Prerefunded 8/15/2018)	2,410,000	2,536,284
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	479,453
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,399,340
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,462,076
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,789,609
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,975,000	4,012,604
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,370,000	1,404,880
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	4,100,000	4,207,133
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	747,049
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,084,910
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	1,520,000	1,566,938
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,755,045
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,265,144
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	415,000	449,067

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	$3,355,000	$3,832,551
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,257,748

		$290,761,143
Oklahoma - 1.0%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,160,077
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2027 (Prerefunded 9/01/2017)	1,350,000	1,354,644
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5.25%, 8/01/2057	4,400,000	4,832,168
Oklahoma Development Finance Authority Rev. (Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project), 5%, 8/01/2052	3,825,000	4,154,141
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,451,813
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	4,071,725
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	722,192
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,276,993
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,166,864
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,582,543
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	7,092,537

		$39,865,697
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$706,811
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	215,000	242,838
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,217,392
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	867,290
Oregon Facilities Authority Rev. (College Housing Northwest Project), 5%, 10/01/2036	650,000	689,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Facilities Authority Rev. (College Housing Northwest Project), 5%, 10/01/2048	$2,805,000	$2,947,943
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	2,295,000	2,638,860
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,745,258
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,330,613
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2047	465,000	529,998

		$15,916,192
Pennsylvania - 5.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	$1,305,000	$1,369,206
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038 (Prerefunded 10/15/2018)	2,025,000	2,148,586
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	1,375,000	1,458,421
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,071,948
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,171,283
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,828,527
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	445,000	510,976
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	526,981
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	390,000	446,098
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	175,000	199,866
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	500,000	500,880
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 12/15/2047	505,000	523,599
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,754,341
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	836,875
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	825,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School Project), “A”, 4.75%, 12/15/2037	$885,000	$901,665
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School Project), “A”, 5%, 12/15/2051	610,000	626,366
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,897,622
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	350,576
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,856,615
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,080,012
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,473,935
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	983,017
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,519,919
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,869,492
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	978,479
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	873,965
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	6,837,027
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	754,639
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	96,101
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,435,272
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	539,927
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	265,030
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	1,680,000	1,751,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	$330,000	$358,020
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	448,245
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	343,252
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	189,221
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	5,165,071
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,511,962
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,125,000	3,151,688
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	676,442
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	235,295
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,588,016
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,612,639
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,025,000	1,023,504
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,229,691
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,380,589
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,203,810
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	1,075,000	1,125,439
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,480,365
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	590,000	699,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	$2,010,000	$2,303,802
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	12,950,000	14,606,305
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,627,413
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,616,304
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	838,642
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,700,427
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	5,500,000	6,076,895
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,113,852
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	2,035,761
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,042,504
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	2,000,000	2,025,300
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	537,906
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,684,740
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,955,038
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.625%, 8/01/2036	885,000	907,284
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 5.75%, 8/01/2046	4,790,000	4,905,247
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,414,033
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,973,655
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,248,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	$1,145,000	$1,268,179
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,228,649
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	949,765
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,879,568
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,032,624
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,561,454
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,156,661
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,083,870
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	270,568
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,346,880
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,327,030
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project)., “A”, AGM, 5%, 6/01/2033	19,350,000	21,708,765
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	680,000	680,116
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	430,661
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	390,000	418,692

		$215,644,198
Puerto Rico - 6.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$810,000	$826,589
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	10,000,000	8,337,700
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,418,275
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	3,810,000	3,818,230
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	1,305,000	1,332,483
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,239,146

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$1,080,000	$1,200,906
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,107,636
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,960,000	3,268,610
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,447,563
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	630,731
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	12,122,593
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	27,110,000	28,560,656
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,131,910
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	5,390,000	5,733,559
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	3,090,000	3,281,549
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	3,175,000	3,303,842
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	6,615,000	7,330,875
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	8,025,000	8,861,687
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	165,000	159,859
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	875,000	814,748
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	1,545,000	1,367,356
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	1,045,000	1,134,922
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,478,085
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	945,490
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	793,710
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,418,551
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,373,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	$1,345,000	$1,417,832
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	465,925
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,540,000	3,652,147
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	840,000	841,520
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	11,405,000	11,424,046
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	555,422
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,346,782
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	68,510
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,329,648
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	380,084
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	240,374
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	186,835
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,867,917
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,207
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,091
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	157,959
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	922,250
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	490,931
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,706,603
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	160,000	179,155
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	503,681
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	2,815,000	2,957,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	$4,615,000	$4,840,212
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	485,000	505,933
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,270,295
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,846,107
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	320,000	321,354
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	162,900
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	80,000	80,017
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	577,193
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	570,000	570,279
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	652,172
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	196,842
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,599,903

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	$980,000	$972,248
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,263,434
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,015,000	920,118
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,514,711
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	366,056
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	260,000	179,387
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	715,000	731,681
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	5,200,000	5,576,012
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	11,460,000	12,374,393
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	5,775,000	6,256,866
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	17,780,000	19,322,415
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	1,075,000	1,170,750
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	330,545
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,516,570
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	505,210
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	691,166
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	6,225,000	6,257,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Buildings Authority, Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	$735,000	$736,205
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,940,000	2,001,110
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	5,570,000	3,446,438
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	5,990,000	1,603,823
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	4,815,000	1,179,434
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	4,660,000	1,026,784
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	2,995,000	624,757
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	12,770,000	2,970,813
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	424,517
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	8,240,225
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2047	14,305,000	2,651,432
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	12,535,000	1,591,193
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	595,655

		$276,146,495
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,990,000	$2,057,421
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2034	3,620,000	3,627,168

		$5,684,589
South Carolina - 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,130,000	$4,437,231
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	940,000	989,820
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	816,737
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,827,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Ports Authority, 5.25%, 7/01/2050	$1,485,000	$1,669,853
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,891,750

		$15,632,782
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,704,072

Tennessee - 0.7%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$785,543
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,631,180
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,398,959
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,317,350
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	790,000	790,000
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	2,909,880
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,856,791
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	680,000	777,260
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	800,000	908,200
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	500,000	559,295
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,350,490
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	511,050
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,028,720
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,430,770
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,268,365

		$29,523,853

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 7.9%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$820,000	$806,552
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,556,389
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	531,451
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	999,034
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,056,350
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	870,000	1,018,805
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,295,000	1,493,433
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	600,000	695,430
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	390,000	450,107
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	575,000	654,051
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2034	250,000	278,158
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	47
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,789,663
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	8,878,596
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,661,091
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,471,538
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	973,972
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	750,961
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,126,890
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	470,000	477,478
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,734,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	$1,670,000	$1,945,416
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,844,294
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,874,604
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	10,213,518
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	3,800,000	4,153,894
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,968,587
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,450,150
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	3,734
Harris County, TX, 5.625%, 5/01/2020	564,091	565,241
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,920,287
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	4,535,000	4,805,876
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,600,976
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,622,291
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	209,833
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	509,139
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,202,247
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	15,096,541
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	262,113
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	507,578
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,515,345
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,535,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	$3,075,000	$3,253,135
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	9,305,000	10,103,648
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	10,643,517
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,061,283
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	7,970,000	8,574,285
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	145,000	145,112
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,843,196
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	4,948,078
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,690,542
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	2,973,648
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	334,680
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	966,115
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	804,525
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	520,915
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,817,358
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,378,888
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,467,030
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2036	1,035,000	1,057,366
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Carillon Lifecare Community Project), 5%, 7/01/2046	1,655,000	1,679,196

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5%, 11/15/2026	$295,000	$294,652
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.375%, 11/15/2036	420,000	403,402
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2046	835,000	794,753
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “A”, 5.5%, 11/15/2052	960,000	897,139
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	1,140,000	1,126,799
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	650,000	640,068
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,510,425
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	550,000	609,076
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	810,000	799,251
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	445,000	455,360
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	445,000	473,987
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	665,000	690,024
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	445,000	451,105
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	263,810
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,208,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	$2,330,000	$2,584,343
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,330,000	2,578,495
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	525,000	538,461
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	790,000	807,641
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	2,105,000	2,261,507
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,845,000	1,925,350
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	610,000	632,906
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	400,000	416,256
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	338,402
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	333,030
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	817,755
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	330,000	362,828
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	360,000	389,693
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,406,344
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	5,000,000	5,245,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	$1,530,000	$1,552,782
Newark, TX, Higher Education Finance Corp. Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	1,025,000	1,046,105
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,459,635
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	6,020,000	6,698,635
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,217,094
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,240,717
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,932,588
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,912,800
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,448,160
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	4,014,605
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	475,000	501,011
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	520,000	578,672
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	8,515,000	9,523,772
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,590,330
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,497,097
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	4,210,000	4,401,808
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	2,785,000	2,785,668

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	$2,750,000	$2,876,748
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	879,484
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	3,932,700
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	5,790,803
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	7,180,000	7,860,377
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	1,730,000	1,756,711
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,098,580
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,460,192
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,156,291
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	1,054,980
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	12,255,000	12,950,104
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	698,630
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,593,240
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,280,198
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,080,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	$3,165,000	$3,747,582
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	4,229,422
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	775,000	875,866

		$315,453,920
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	$3,615,000	$3,874,485
Utah Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,895,000	4,206,912
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,301,063
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	730,937
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026	595,000	573,651
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	754,909
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	1,765,000	1,830,234
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,405,529
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038 (Prerefunded 2/15/2018)	6,070,000	6,234,072

		$21,911,792
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,160,056
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,812,731
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	3,275,000	3,291,441

		$12,264,228
Virginia - 0.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$4,775,000	$5,194,197

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	$981,912	$46,346
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	998,015
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,454,554
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,857,252
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,068,155
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,783,732
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,637,819
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,731,401
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	657

		$32,772,205
Washington - 1.4%
Port of Seattle, WA, Intermediate Lien Rev., “C”, 5%, 5/01/2042	$3,500,000	$4,014,955
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,364,840
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032 (Prerefunded 12/01/2017)	2,205,000	2,241,096
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,719,384
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	4,082,114
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,670,000	5,968,582
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	5,075,000	5,092,204
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/2037	1,000,000	1,003,030
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,435,000	2,683,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	$2,460,000	$2,584,328
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	4,675,000	4,845,357
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	2,970,000	3,043,864
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,023,070
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	2,000,000	2,015,660
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,393,419
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,617,116
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	2,100,000	2,095,380
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	3,490,000	3,451,226

		$56,239,117
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,482,003
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	588,465
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,136,997
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,042,530
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,387,679
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,129,690
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,524,141

		$11,291,505
Wisconsin - 3.5%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	$2,850,000	$2,935,158
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2039	1,550,000	1,670,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), 5%, 7/01/2036	$625,000	$676,338
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	710,000	809,528
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,636,158
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,149,574
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,653,811
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,954,835
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,293,040
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	548,147
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	2,230,598
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	290,000	306,324
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	435,000	455,976
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	5,065,000	4,849,889
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	4,130,000	3,821,448
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,058,979
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,037,934
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,770,000	2,875,869
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	605,000	626,169
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	520,000	566,207
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	895,000	933,986
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,185,000	1,218,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), “A”, 6.25%, 8/01/2027	$12,340,000	$12,836,685
Wisconsin Public Finance Authority Limited Obligation Pilot Rev. (American Dreams at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	8,735,268
Wisconsin Public Finance Authority Limited Obligation Pilot Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	14,980,000	16,380,480
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,458,382
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,951,982
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	2,105,000	2,256,307
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	3,830,000	4,089,559
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	6,500,000	6,913,855
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	1,995,000	2,145,004
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	1,989,601
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,828,662
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,791,930
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,731,424
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,662,379
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,165,000	1,254,181
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,117,606
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,288,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	$2,870,000	$2,966,432

		$140,707,015
Total Municipal Bonds (Identified Cost, $3,732,528,049)		$3,911,696,670

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.08% (v) (Identified Cost, $55,906,466)	55,907,671	$55,907,671
Total Investments (Identified Cost, $3,788,434,515)		$3,967,604,341

Other Assets, Less Liabilities - 0.5%		21,629,421
Net Assets - 100.0%		$3,989,233,762

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,618,956 representing 0.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,732,528,049)	$3,911,696,670
Underlying affiliated funds, at value (identified cost, $55,906,466)	55,907,671
Total investments, at value (identified cost, $3,788,434,515)	$3,967,604,341
Receivables for
Investments sold	19,110,437
Fund shares sold	12,313,387
Interest	40,844,967
Other assets	6,369
Total assets	$4,039,879,501
Liabilities
Payable to custodian	$118,587
Payables for
Distributions	1,842,551
Investments purchased	23,933,026
Interest expense and fees	28,100
Fund shares reacquired	8,121,605
Payable to the holders of the floating rate certificates from trust assets	14,768,820
Payable to affiliates
Investment adviser	196,762
Shareholder servicing costs	1,483,656
Distribution and service fees	32,630
Payable for independent Trustees’ compensation	6,869
Accrued expenses and other liabilities	113,133
Total liabilities	$50,645,739
Net assets	$3,989,233,762
Net assets consist of
Paid-in capital	$3,891,427,723
Unrealized appreciation (depreciation) on investments	179,169,826
Accumulated net realized gain (loss) on investments	(89,291,043)
Undistributed net investment income	7,927,256
Net assets	$3,989,233,762
Shares of beneficial interest outstanding	485,677,700

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,525,531,647	185,680,498	$8.22
Class B	24,499,913	2,979,107	8.22
Class C	279,536,922	33,989,943	8.22
Class I	2,159,615,015	263,022,031	8.21
Class R6	50,265	6,121	8.21

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.58 [100 / 95.75 x $8.22]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$95,594,236
Dividends from underlying affiliated funds	157,335
Total investment income	$95,751,571
Expenses
Management fee	$10,267,761
Distribution and service fees	1,531,404
Shareholder servicing costs	1,893,841
Administrative services fee	312,422
Independent Trustees’ compensation	28,196
Custodian fee	125,159
Shareholder communications	84,186
Audit and tax fees	31,937
Legal fees	21,802
Interest expense and fees	115,012
Miscellaneous	185,734
Total expenses	$14,597,454
Fees paid indirectly	(224)
Reduction of expenses by investment adviser	(770,541)
Net expenses	$13,826,689
Net investment income (loss)	$81,924,882
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$1,151,204
Underlying affiliated funds	2,808
Net realized gain (loss) on investments	$1,154,012
Change in unrealized appreciation (depreciation) on investments	$88,735,523
Net realized and unrealized gain (loss) on investments	$89,889,535
Change in net assets from operations	$171,814,417

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/17 (unaudited)	Year ended 1/31/17
From operations
Net investment income (loss)	$81,924,882	$165,795,632
Net realized gain (loss) on investments	1,154,012	7,620,562
Net unrealized gain (loss) on investments	88,735,523	(131,082,621)
Change in net assets from operations	$171,814,417	$42,333,573
Distributions declared to shareholders
From net investment income	$(82,005,675)	$(157,382,960)
Change in net assets from fund share transactions	$258,158,782	$159,756,388
Total change in net assets	$347,967,524	$44,707,001
Net assets
At beginning of period	3,641,266,238	3,596,559,237
At end of period (including undistributed net investment income of $7,927,256 and $8,008,049, respectively)	$3,989,233,762	$3,641,266,238

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class A			2017		2016	2015	2014	2013

Net asset value, beginning of period	$8.02		$8.25		$8.29	$7.61	$8.34	$7.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	(c)	$0.37	$0.39	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	0.20		(0.25)		(0.06)	0.65	(0.74)	0.44
Total from investment operations	$0.38		$0.12		$0.31	$1.04	$(0.34)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)		$(0.35)	$(0.36)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$8.22		$8.02		$8.25	$8.29	$7.61	$8.34
Total return (%) (r)(s)(t)(x)	4.76	(n)	1.38	(c)	3.86	14.01	(4.05)	10.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	(c)	0.70	0.71	0.72	0.72
Expenses after expense reductions (f)	0.65	(a)	0.66	(c)	0.66	0.68	0.69	0.70
Net investment income (loss)	4.43	(a)	4.41	(c)	4.54	4.85	5.03	4.83
Portfolio turnover	6	(n)	23		17	12	18	18
Net assets at end of period (000 omitted)	$1,525,532		$1,781,515		$1,974,564	$1,583,324	$1,445,607	$2,161,677
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	(a)	0.65	(c)	0.65	0.67	0.67	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class B			2017		2016	2015	2014	2013

Net asset value, beginning of period	$8.03		$8.26		$8.30	$7.61	$8.35	$7.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	(c)	$0.31	$0.33	$0.33	$0.33
Net realized and unrealized gain (loss) on investments	0.19		(0.25)		(0.06)	0.66	(0.74)	0.43
Total from investment operations	$0.34		$0.05		$0.25	$0.99	$(0.41)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)		$(0.29)	$(0.30)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$8.22		$8.03		$8.26	$8.30	$7.61	$8.35
Total return (%) (r)(s)(t)(x)	4.23	(n)	0.59	(c)	3.06	13.27	(4.92)	9.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	(c)	1.70	1.71	1.72	1.71
Expenses after expense reductions (f)	1.42	(a)	1.44	(c)	1.44	1.45	1.48	1.51
Net investment income (loss)	3.65	(a)	3.62	(c)	3.78	4.08	4.25	4.02
Portfolio turnover	6	(n)	23		17	12	18	18
Net assets at end of period (000 omitted)	$24,500		$26,528		$30,537	$33,622	$34,969	$52,886
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)(l)	1.42	(a)	1.43	(c)	1.43	1.44	1.46	1.48

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class C			2017		2016	2015	2014	2013

Net asset value, beginning of period	$8.03		$8.26		$8.30	$7.61	$8.35	$7.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	(c)	$0.29	$0.31	$0.32	$0.31
Net realized and unrealized gain (loss) on investments	0.19		(0.24)		(0.06)	0.66	(0.75)	0.44
Total from investment operations	$0.33		$0.04		$0.23	$0.97	$(0.43)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)		$(0.27)	$(0.28)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$8.22		$8.03		$8.26	$8.30	$7.61	$8.35
Total return (%) (r)(s)(t)(x)	4.11	(n)	0.37	(c)	2.83	13.01	(5.12)	9.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	(c)	1.70	1.71	1.72	1.71
Expenses after expense reductions (f)	1.65	(a)	1.66	(c)	1.66	1.68	1.69	1.70
Net investment income (loss)	3.42	(a)	3.41	(c)	3.55	3.84	4.05	3.82
Portfolio turnover	6	(n)	23		17	12	18	18
Net assets at end of period (000 omitted)	$279,537		$285,224		$271,643	$254,973	$221,393	$299,381
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)(l)	1.65	(a)	1.65	(c)	1.65	1.66	1.67	1.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/17 (unaudited)		Years ended 1/31
Class I			2017		2016	2015	2014	2013

Net asset value, beginning of period	$8.02		$8.25		$8.29	$7.60	$8.34	$7.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	(c)	$0.37	$0.38	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	0.19		(0.25)		(0.06)	0.67	(0.75)	0.44
Total from investment operations	$0.37		$0.12		$0.31	$1.05	$(0.35)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)		$(0.35)	$(0.36)	$(0.39)	$(0.38)
Net asset value, end of period (x)	$8.21		$8.02		$8.25	$8.29	$7.60	$8.34
Total return (%) (r)(s)(t)(x)	4.63	(n)	1.38	(c)	3.86	14.14	(4.18)	10.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.71	(c)	0.71	0.71	0.72	0.72
Expenses after expense reductions (f)	0.65	(a)	0.66	(c)	0.66	0.68	0.69	0.70
Net investment income (loss)	4.40	(a)	4.42	(c)	4.55	4.78	5.04	4.82
Portfolio turnover	6	(n)	23		17	12	18	18
Net assets at end of period (000 omitted)	$2,159,615		$1,547,999		$1,319,815	$1,032,069	$386,421	$445,195
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)(l)	0.65	(a)	0.65	(c)	0.65	0.66	0.67	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/17 (i) (unaudited)
Class R6

Net asset value, beginning of period	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06
Net realized and unrealized gain (loss) on investments	(0.02	)(g)
Total from investment operations	$0.04
Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$8.21
Total return (%) (r)(s)(x)	0.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)
Expenses after expense reductions (f)	0.56	(a)
Net investment income (loss)	4.53	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$50
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)(l)	0.56	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain (loss) for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	For the period from the class inception date, June 2, 2017 through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management has completed its evaluation of the Rule’s Regulation S-X amendments and believes that the fund’s financial statement presentation will be in compliance for reporting periods ending after August 1, 2017.

Notes to Financial Statements (unaudited) – continued

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,911,696,670	$—	$3,911,696,670
Mutual Funds	55,907,671	—	—	55,907,671
Total Investments	$55,907,671	$3,911,696,670	$—	$3,967,604,341

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in

Notes to Financial Statements (unaudited) – continued

the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2017, the fund’s payable to the holders of the floating rate certificates from trust assets was $14,768,820 and the weighted average interest rate on the floating rate certificates issued by the trust was 1.00%. For the six months ended July 31, 2017, the average payable to the holders of the floating rate certificates from trust assets was $14,768,049 at a weighted average interest rate of 0.98%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2017, interest expense and fees related to self-deposited inverse floaters amounted to $114,725 and are included in “Interest expense and fees” in the Statement of Operations.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as

Notes to Financial Statements (unaudited) – continued

additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 1/31/17
Ordinary income (including any short-term capital gains)	$2,786,932
Tax-exempt income	154,596,028
Total distributions	$157,382,960

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/17
Cost of investments	$3,751,602,723
Gross appreciation	234,393,971
Gross depreciation	(33,161,173)
Net unrealized appreciation (depreciation)	$201,232,798

As of 1/31/17
Undistributed ordinary income	3,138,957
Undistributed tax-exempt income	20,382,743
Capital loss carryforwards	(114,689,610)
Other temporary differences	(15,513,651)
Net unrealized appreciation (depreciation)	114,678,858

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/18	$(28,497,487)
1/31/19	(16,085,714)
Total	$(44,583,201)

Post-enactment losses which are characterized as follows:
Short-Term	$(23,739,405)
Long-Term	(46,367,004)
Total	$(70,106,409)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/17 (i)	Year ended 1/31/17
Class A	$33,912,808	$81,301,576
Class B	466,680	1,010,276
Class C	4,807,045	9,330,316
Class I	42,818,769	65,740,792
Class R6	373	—
Total	$82,005,675	$157,382,960

(i)	For Class R6, the period is from inception, June 2, 2017, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period February 1, 2017 through May 30, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement terminated on May 30, 2017. For the period February 1, 2017 to May 30, 2017, this management fee reduction amounted to $202,338, which is included in the reduction of total expenses in the Statement of Operations. For the period May 31, 2017 to July 31, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2017, this management fee reduction amounted to $146,605 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.52% of the fund’s average daily net assets.

Effective August 1, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.55%
Next $2.5 billion of average daily net assets	0.50%
Average daily net assets in excess of $5 billion	0.45%

For the period February 1, 2017 through May 30, 2017, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, excluding management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment related expenses (such as interest

Notes to Financial Statements (unaudited) – continued

expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses did not exceed 0.12% annually of the fund’s average daily net assets. This written agreement terminated on May 30, 2017. For the period February 1, 2017 to May 30, 2017, this reduction amounted to $316,427, which is included in the reduction of total expenses in the Statement of Operations. Effective May 31, 2017, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
0.65%	1.40%	1.65%	0.65%	0.56%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2019. For the period May 31, 2017 to July 31, 2017 this reduction amounted to $75,467, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,413 for the six months ended July 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.77%	$127,515
Class C	0.75%	0.25%	1.00%	1.00%	1,403,889
Total Distribution and Service Fees					$1,531,404

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2017 based on each class’s average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD had agreed in writing to waive the service fee. This agreement terminated on May 30, 2017. For the period February 1, 2017 to May 30, 2017, this waiver amounted to $18,557 which is included in the reduction of total expenses in the Statement of Operations. Effective May 31, 2017, MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for

Notes to Financial Statements (unaudited) – continued

all Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2018. For the period May 31, 2017 to July 31, 2017, this waiver amounted to $10,681, which is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2017, this rebate amounted to $466 for Class C shares which is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2017, were as follows:

Amount
Class A	$15,848
Class B	18,923
Class C	21,674

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2017, the fee was $97,315, which equated to 0.0052% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,796,526.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2017 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent

Notes to Financial Statements (unaudited) – continued

Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,779 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,857 at July 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2017, the fee paid by the fund under this agreement was $3,356 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On June 1, 2017, MFS purchased 6,075 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class. At July 31, 2017, MFS held 100% of the outstanding shares of Class R6.

(4) Portfolio Securities

For the six months ended July 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $411,830,612 and $217,906,419, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/17 (i)		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,630,675	$192,383,638	63,209,881	$525,260,745
Class B	68,311	555,597	401,133	3,347,028
Class C	2,385,389	19,430,659	7,091,908	59,267,870
Class I	97,679,235	790,098,444	129,950,125	1,078,639,788
Class R6	6,075	50,000	—	—
	123,769,685	$1,002,518,338	200,653,047	$1,666,515,431

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/17 (i)		Year ended 1/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,804,943	$31,021,417	9,108,444	$75,576,786
Class B	46,070	375,982	97,997	813,785
Class C	483,483	3,946,488	903,739	7,498,459
Class I	4,406,505	35,950,867	6,020,133	49,867,916
Class R6	46	373	—	—
	8,741,047	$71,295,127	16,130,313	$133,756,946

Shares reacquired
Class A	(63,833,861)	$(515,139,531)	(89,506,890)	$(745,668,136)
Class B	(439,074)	(3,581,625)	(892,049)	(7,403,308)
Class C	(4,400,171)	(35,884,801)	(5,357,945)	(44,242,214)
Class I	(32,169,718)	(261,048,726)	(102,912,141)	(843,202,331)
	(100,842,824)	$(815,654,683)	(198,669,025)	$(1,640,515,989)

Net change
Class A	(36,398,243)	$(291,734,476)	(17,188,565)	$(144,830,605)
Class B	(324,693)	(2,650,046)	(392,919)	(3,242,495)
Class C	(1,531,299)	(12,507,654)	2,637,702	22,524,115
Class I	69,916,022	565,000,585	33,058,117	285,305,373
Class R6	6,121	50,373	—	—
	31,667,908	$258,158,782	18,114,335	$159,756,388

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(i)	For Class R6, the period is from inception, June 2, 2017, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2017, the fund’s commitment fee and interest expense were $13,160 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,575,369	325,379,212	(287,046,910)	55,907,671

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,808	$—	$157,335	$55,907,671

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust III, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,143,292,292.602	81,666,809.253
John A. Caroselli	5,142,083,705.059	82,875,402.956
Maureen R. Goldfarb	5,147,580,093.111	77,379,008.744
David H. Gunning	5,130,747,224.761	94,211,877.094
Michael Hegarty	5,138,308,267.148	86,650,840.867
John P. Kavanaugh	5,145,198,911.798	79,760,196.217
Robert J. Manning	5,144,882,738.176	80,076,369.839
Clarence Otis, Jr.	5,141,028,114.888	83,931,001.158
Maryanne L. Roepke	5,153,606,820.921	71,352,280.935
Robin A. Stelmach	5,150,556,155.639	74,402,946.216
Laurie J. Thomsen	5,146,363,456.901	78,595,644.954

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. They noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion effective August 1, 2017. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent,

Board Review of Investment Advisory Agreement – continued

Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.